UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-06431

MANAGERS TRUST II

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: SEPTEMBER 30, 2009         (3rd Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

Managers Short Duration Government Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
U.S. Government and Agency Obligations - 82.4% [1]
Federal Home Loan Mortgage Corporation - 32.9%
FHLMC, 2.936%, 07/01/34, (06/01/10) [7]	$715,814	$727,211
FHLMC, 2.952%, 05/01/34, (06/01/10) [7]	393,923	400,222
FHLMC, 4.000%, 09/15/15	474,644	483,616
FHLMC, 4.204%, 10/01/33, (12/01/09) [7]	2,463,259	2,511,401
FHLMC, 4.661%, 03/01/38, (04/01/13) [7]	1,853,006	1,919,814
FHLMC, 4.900%, 12/01/35, (10/01/10) [7]	1,483,671	1,541,299
FHLMC, 5.128%, 02/01/38, (02/01/13) [7]	1,769,626	1,855,374
FHLMC, 5.380%, 09/01/35, (09/01/10) [7]	4,251,868	4,435,165
FHLMC, 5.000%, 05/01/18 to 06/15/27	6,877,013	7,140,013
FHLMC, 5.500%, 11/01/19	5,072,935	5,418,132
FHLMC, 5.912%, 02/01/37, (02/01/12) [7]	8,758,430	9,287,088
FHLMC Gold Pool, 3.067%, 06/15/35, (10/15/09) [7]	5,850,713	5,833,289
FHLMC Gold Pool, 3.750%, 11/15/25	1,991,727	2,022,905
FHLMC Gold Pool, 4.000%, 12/01/20	3,411,729	3,480,330
FHLMC Gold Pool, 5.000%, 05/01/18 to 08/01/19	3,205,145	3,409,296
FHLMC Gold Pool, 5.500%, 11/01/17 to 01/01/20	6,509,801	6,956,666
FHLMC Gold Pool, 6.000%, 03/01/23	6,213,946	6,632,902
FHLMC Gold Pool, 7.000%, 06/01/17	2,471,973	2,652,574
FHLMC Gold Pool, 7.500%, 04/01/15 to 03/01/33	1,420,547	1,578,016
FHLMC REMICS, Series 2870, Class CN, 4.000%, 10/15/27	466,190	479,388
FHLMC REMICS, Series 2003-86, Class OX, 4.500%, 09/15/26	591,288	605,777
FHLMC REMICS, Series 2769, Class BX, 4.500%, 07/15/27	616,507	638,431
FHLMC REMICS, Series 2885, Class DE, 4.500%, 12/15/17	398,807	416,081
FHLMC REMICS, Series 3059, Class PA, 5.500%, 10/15/26	3,467,418	3,558,600
FHLMC REMICS, Series 3153, Class NB, 5.500%, 02/15/27	958,581	982,075
FHLMC Structured Pass Through Securities, 7.500%, 02/25/42	127,923	142,514
FHLMC Structured Pass Through Securities, Series T-51, Class 2A, 7.500%, 08/25/42 [10]	207,162	226,131
FHLMC, Series 2628, Class PV, 3.750%, 10/15/16	393,010	399,358
FHLMC, Series 2697, Class LP, 4.500%, 10/15/19	576,729	593,753
FHLMC, Series 3449, Class AI, 4.500%, 10/15/20	2,587,447	149,687
FHLMC, Series 2963, Class WL, 4.500%, 07/15/25	447,800	454,010
FHLMC, Series 2691, Class TC, 4.500%, 07/15/26	2,337,010	2,387,274
FHLMC, Series 2725, Class PC, 4.500%, 05/15/28	3,092,266	3,170,811
FHLMC, Series 2958, Class NB, 5.000%, 05/15/25	2,502,546	2,531,796
FHLMC, Series 2964, Class NA, 5.500%, 02/15/26	1,004,085	1,025,942
FHLMC, Series 2984, Class NA, 5.500%, 04/15/26	2,317,307	2,376,280
FHLMC, Series 3165, Class JA, 5.500%, 04/15/26	551,899	571,250
FHLMC, Series 3138, Class PA, 5.500%, 02/15/27	2,464,835	2,547,368
FHLMC, Series 2637, Class SI, 5.757%, 06/15/18, (10/15/09) [7]	798,773	65,253
FHLMC, Series 3167, Class QA, 6.000%, 10/15/26	737,969	744,221
FHLMC, Series 2882, Class SJ, 6.457%, 10/15/34, (10/15/09) [7]	1,161,727	119,382
FHLMC, Class CS, Series 2929, 6.557%, 12/15/22, (10/15/09) [7]	783,196	50,884
FHLMC, Series 2608, Class SJ, 6.857%, 03/15/17, (10/15/09) [7]	1,109,836	59,457
FHLMC, Series 2772, Class KS, 6.937%, 06/15/22, (10/15/09) [7]	726,362	60,790

Total Federal Home Loan Mortgage Corporation		56,922,491

Federal National Mortgage Association - 42.5%
FNMA, 0.566%, 11/25/30, (10/25/09) [7]	2,544,671	2,452,622
FNMA, 0.646%, 03/25/35, (10/25/09) [7]	2,566,763	2,468,362
FNMA, 2.819%, 08/01/33, (01/01/10) [7]	713,222	726,933
FNMA, 2.871%, 06/01/34, (06/01/10) [7]	2,052,846	2,085,992
FNMA, 3.066%, 02/01/33, (01/01/10) [7]	3,543,850	3,617,660
FNMA, 3.160%, 08/01/34, (11/01/09) [7]	990,150	1,014,672

Managers Short Duration Government Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Federal National Mortgage Association - 42.5% (continued)
FNMA, 3.364%, 06/01/34, (12/01/09) [7]	$2,519,445	$2,566,866
FNMA, 4.042%, 08/01/34, (04/01/10) [7]	1,390,613	1,438,809
FNMA, 4.398%, 09/01/33, (09/01/10) [7]	1,151,174	1,157,836
FNMA, 4.408%, 04/01/35, (03/01/10) [7]	1,403,096	1,454,792
FNMA, 4.453%, 03/01/36, (04/01/10) [7]	3,953,848	4,115,018
FNMA, 4.483%, 03/01/36, (04/01/10) [7]	3,157,179	3,286,021
FNMA, 4.532%, 11/01/34, (12/01/09) [7]	865,342	892,454
FNMA, 4.755%, 01/01/35, (12/01/09) [7]	652,919	667,985
FNMA, 4.828%, 01/01/35, (12/01/09) [7]	927,757	950,873
FNMA, 4.881%, 01/01/33, (01/01/10) [7]	3,506,145	3,616,750
FNMA, 4.890%, 06/01/35, (06/01/10) [7]	656,292	684,042
FNMA, 4.947%, 01/01/33, (12/01/09) [7]	122,055	126,314
FNMA, 4.965%, 06/01/35, (06/01/10) [7]	691,108	720,718
FNMA, 4.965%. 01/01/36, (11/01/10) [7]	501,353	523,424
FNMA, 5.000%, 03/01/18 to 07/01/24	5,711,947	6,019,721
FNMA, 5.160%, 01/01/36, (12/01/10) [7]	207,257	216,500
FNMA, 5.309%, 06/01/37, (05/10/10) [7]	1,485,811	1,546,996
FNMA, 5.329%, 02/01/37, (12/01/09) [7]	1,871,653	1,921,298
FNMA, 5.361%, 08/01/36, (05/01/11) [7]	865,667	906,724
FNMA, 5.479%, 05/01/36, (05/01/11) [7]	685,180	721,083
FNMA, 5.500%, 11/01/18 to 05/01/24	3,547,682	3,759,554
FNMA, 5.620%, 10/01/36, (04/01/11) [7]	2,807,755	2,957,844
FNMA, 5.738%, 08/01/37, (06/01/12) [7]	1,443,503	1,523,594
FNMA, 5.749%, 01/01/37, (01/01/12) [7]	3,777,396	3,987,500
FNMA, 5.815%, 09/01/37, (08/01/12) [7]	1,511,544	1,599,922
FNMA, 5.888%, 09/01/37, (09/01/12) [7]	1,688,824	1,785,420
FNMA, 5.938%, 11/01/37, (10/01/12) [7]	2,369,991	2,504,730
FNMA, 6.000%, 03/01/17 to 12/01/33	19,204,365	20,523,368
FNMA, 6.500%, 04/01/17 to 08/01/32	1,908,676	2,062,633
FNMA, 7.000%, 09/01/14	957,010	1,026,282
FNMA, 7.500%, 12/01/33 to 01/01/34	257,095	280,432
FNMA Grantor Trust, Series 2002-T5, Class A1, 0.486%, 05/25/32, (10/26/09) [7]	571,190	479,588
FNMA Grantor Trust Pass Through, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	824,884	891,163
FNMA Pass Through Securities, Series 2002-33, Class A2, 7.500%, 06/25/32	125,766	140,308
FNMA, Series 2008-22, Class AI, 1.097%, 09/25/12 [10]	79,315,531	1,260,333
FNMA, Series 2003-86, Class OX, 4.500%, 09/25/26	419,906	429,305
FNMA, Series 2005-86, Class WH, 5.000%, 11/25/25	1,647,406	1,688,774
FNMA, Series 2005-33, Class QA, 5.000%, 06/25/27	693,436	712,162
FNMA, Series 2008-22, Class KA, 5.500%, 06/25/21	516,412	520,209
FNMA, Series 2005-16, Class LY, 5.500%, 09/25/25	518,686	525,240
FNMA, Series 2006-57, Class PA, 5.500%, 08/25/27	3,467,430	3,596,349
FNMA, Series 2006-48, Class TA, 5.500%, 04/25/28	2,672,650	2,783,133
FNMA, Series 2003-73, Class SM, 6.354%, 04/25/18, (10/25/09) [7]	1,077,743	102,432
FNMA, Series 2005-47, Class SW, 6.474%, 06/25/35, (10/25/09) [7]	10,208,674	1,230,816
FNMA, Series 2005-29, Class SC, 6.506%, 04/25/35	2,254,327	248,620
FNMA, Series 2003-67, Class TS, 6.854%, 08/25/17, (10/25/09) [7]	1,837,405	146,786
FNMA, Series 2003-26, Class QS, 6.854%, 10/25/17, (10/25/09) [7]	926,702	74,099
FNMA, Series 1993-139, Class GA, 7.000%, 08/25/23	2,799,533	2,879,761
FNMA Whole Loan, Series 2005-W2, Class A1, 0.446%, 05/25/35, (10/25/09) [7]	4,840,749	4,681,292
FNMA Whole Loan, Series 2003-W8, Class 3F1, 0.646%, 05/25/42, (10/25/09) [7]	1,998,857	1,884,337
FNMA Whole Loan, Series 2004-W14, Class 1AF, 0.646%, 07/25/44, (10/25/09) [7]	4,127,900	4,056,860
FNMA Whole Loan, Series 2004-W5, Class F1, 0.696%, 02/25/47, (10/25/09) [7]	1,001,327	971,517

Managers Short Duration Government Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Federal National Mortgage Association - 42.5% (continued)
FNMA Whole Loan, Series 2002-W1, Class 2A, 7.500%, 02/25/42 [10]	$606,675		$666,205
FNMA Whole Loan, Series 2002-W6, Class 2A, 7.500%, 06/25/42	517,291		575,551
FNMA Whole Loan, Series 2003-W4, Class 4A, 7.500%, 10/25/42	1,049,359		1,170,691
FNMA Whole Loan, Series 2003-W1, Class 2A, 7.500%, 12/25/42	33,917		37,838

Total Federal National Mortgage Corporation			119,665,113

Government National Mortgage Association - 5.9%
GNMA, 2.625%, 03/20/37, (04/01/10) [7]	824,171		827,527
GNMA, 3.750%, 01/20/32, (04/01/10) [7]	170,219		172,469
GNMA, 3.750%, 10/20/34, (01/01/10) [7]	473,240		480,055
GNMA, 4.000%, 10/20/32, (01/01/10) [7]	341,721		348,081
GNMA, 4.000%, 03/20/35, (04/01/10) [7]	118,098		120,473
GNMA, 4.000%, 06/20/35, (07/01/10) [7]	143,430		146,050
GNMA, 4.125%, 10/20/17 to 11/20/27, (01/01/10) [7]	1,857,493		1,889,440
GNMA, 4.250%, 01/20/28, (04/01/10) [7]	84,746		86,486
GNMA, 4.375%, 03/20/21, (04/01/10) [7]	61,568		63,434
GNMA, 4.375%, 06/20/22, (07/01/10) [7]	114,939		118,023
GNMA, 4.375%, 03/20/23, (04/01/10) [7]	108,703		111,146
GNMA, 4.375%, 04/20/24, (07/01/10) [7]	663,457		678,341
GNMA, 4.375%, 04/20/26, (07/01/10) [7]	125,884		128,768
GNMA, 4.375%, 05/20/27, (07/01/10) [7]	572,250		585,513
GNMA, 4.375%, 05/20/33, (07/01/10) [7]	135,625		138,455
GNMA, 4.500%, 01/20/34, (04/01/10) [7]	685,208		699,521
GNMA, 4.500%, 07/20/35 to 09/20/35, (10/01/10) [7]	3,772,008		3,877,716
GNMA, 4.625%, 07/20/18 to 09/20/35, (10/01/10) [7]	4,781,707		4,890,779
GNMA, 9.500%, 12/15/17	12,463		13,702
GNMA, Series 2005-58, Class NJ, 4.500%, 08/20/35	1,098,685		1,153,747
GNMA, Series 2002-66, Class SA, 7.409%, 12/16/25, (10/16/09) [7]	1,318,083		196,607

Total Government National Mortgage Association			16,726,333

Interest Only Strips - 0.8%
FHLMC IO Strip, 4.500%, 08/15/35 to 09/15/35	776,530		119,366
FHLMC IO Strip, 5.000%, 05/15/18 to 08/01/35	5,695,294		952,038
FHLMC IO Strip, 6.457%, 11/15/18, (10/15/09) [7]	1,358,095		102,602
FHLMC IO Strip, 6.857%, 11/15/30, (10/15/09) [7]	474,939		33,097
FHLMC IO Strip, 7.500%, 10/01/27	49,301		9,706
FHLMC IO Strip, 8.000%, 06/01/31	11,505		2,643
FNMA IO Strip, 5.000%, 02/01/35 to 12/01/35	6,146,274		1,129,481
FNMA IO Strip, 6.969%, 01/25/24, (10/25/09) [7]	92,728		15,020
FNMA IO Strip, 7.500%, 11/18/14	49,307		2,548
FNMA IO Strip, 8.000%, 08/25/22 to 05/01/30	187,340		35,341
FNMA IO Strip, 9.000%, 12/15/16	41,041		6,632

Total Interest Only Strips			2,408,474

U.S. Treasury Notes - 0.3%
U.S. Treasury Inflation Linked Notes, 2.375%, 04/15/11	796,405	[2]	820,048

Total U.S. Government and Agency Obligations (cost $229,312,189)			196,542,459

Mortgage-Backed Securities and Interest Only Strips - 4.8%[1]
Mortgage-Backed Securities - 4.7%
Countrywide Home Loans, Inc., 0.746%, 02/25/35, (10/26/09) [7]	1,468,313		310,782
Deutsche Alt-A Securities, Inc. Mortgage Loan, 6.250%, 07/25/36 [10]	341,670		246,439
Fannie Mae Remic Trust, Series 2005-30, Class BU, 5.000%, 03/25/24	66,409		66,425
Freddie Mac Multiclass Certificates, Series 3113, Class QA, 5.000%, 11/15/25	1,195,498		1,236,947
GE Capital Commercial Mortgage Corporation, 6.496%, 01/15/33	483,534		501,633

Managers Short Duration Government Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Mortgage-Backed Securities - 4.7% (continued)
GMAC Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2, 7.724%, 03/15/33 [10]	$2,404,027	$2,413,724
GMAC Commercial Mortgage Securities, Inc., Series 2000-C3, Class A2, 6.957%, 09/15/35	1,522,265	1,582,309
Greenwich Capital Commercial Funding Corp., Class A2, Series 2005-GG3, 4.305%, 08/10/42	1,397,970	1,389,792
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A3B, 5.559%, 04/15/43 [10]	1,000,000	964,012
Merrill Lynch Mortgage Trust, Series 2004-MKB1, Class A3, 4.892%, 02/12/42	2,000,000	2,012,894
PNC Mortgage Acceptance Corp., Series 2000-C2, Class A2, 7.300%, 10/12/33	1,803,157	1,861,249
Salomon Brothers Mortgage Securities VII, Series 2000-C2, Class A2, 7.455%, 07/18/33	185,039	187,026
Washington Mutual, Class 2A3, Series 2005-AR2, 0.596%, 01/25/45, (10/25/09) [7]	872,818	408,481

Total Mortgage-Backed Securities		13,181,713

Mortgage-Backed Interest Only Strips - 0.1%
Bank of America-First Union IO Strip, Series 2001-3, Class XC, 1.914%, 04/11/37 [3,10]	4,673,313	121,969
CS First Boston Mortgage Securities Corp., IO Strip, Series 1998-C1, Class AX, 1.051%, 05/17/40 [10]	662,733	40,013
CS First Boston Mortgage Securities Corp., IO Strip, Series 2001-CP4, Class AX, 1.510%, 12/15/35 [3,10]	1,375,439	26,699
GMAC, Series 1999-C1 IO Strip, Class X, 0.790%, 05/15/33 [10]	2,024,470	31,169

Total Mortgage-Backed Interest Only Strips		219,850

Total Mortgage-Backed Securities and Interest Only Strips (cost $15,930,359)		13,401,563

Asset-Backed Securities - 0.6%
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF10, Class A4, 0.566%, 11/25/35, (10/26/09) [7]	1,452,185	914,406
FNMA Grantor Trust, Series 2003-T4, Class A1, 0.466%, 09/26/33, (10/26/09) [7]	18,020	13,650
FNMA Grantor Trust, Series 2003-T2, Class A1, 0.526%, 03/25/33, (10/26/09) [7]	394,826	299,436
FNMA Whole Loan, Series 2003-W13, Class AV2, 0.526%, 10/25/33, (10/26/09) [7]	142,436	117,084
Structured Asset Investment Loan Trust, 0.786%, 12/25/34, (10/26/09) [7]	315,576	300,367

Total Asset-Backed Securities (cost $2,323,805)		1,644,943

Short-Term Investments - 12.7%
U.S. Government and Agency Discount Notes - 0.3% [5]
FHLMC Discount Notes, 0.151%, 03/01/10	750,000	749,528

	Shares
Other Investment Companies - 12.4% [4]
BNY Institutional Cash Reserves Fund, Series A, 0.07% [8]	42,000	42,000
BNY Institutional Cash Reserves Fund, Series B* [8,15]	15,506	2,597
Dreyfus Cash Management Fund, Institutional Class Shares, 0.22%	23,945,573	23,945,573
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.32%	11,041,932	11,041,932

Total Other Investment Companies		35,032,102

Total Short-Term Investments (cost $35,794,251)		35,781,630

Total Investments - 100.5% (cost $283,360,604)		247,370,595

Other Assets, less Liabilities - (0.5)%		34,391,586

Net Assets - 100.0%		$281,762,181

Managers Intermediate Duration Government Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
U.S. Government and Agency Obligations - 115.7% [1]
Federal Home Loan Mortgage Corporation - 55.5%
FHLMC, 4.318%, 11/01/33, (12/01/09) [7]	$2,164,082	$2,208,904
FHLMC, 4.500%, 04/01/35	617,272	627,817
FHLMC, 5.000%, 05/01/18 to 12/01/35	12,104,915	12,532,749
FHLMC, 5.500%, 11/01/17 to 05/01/34	3,845,441	4,072,644
FHLMC, 5.500%, TBA	14,000,000	14,651,861
FHLMC, 5.612%, 01/01/36, (01/01/13) [7]	7,161,903	7,599,574
FHLMC, 5.912%, 02/01/37, (02/01/12) [7]	733,361	777,627
FHLMC, 6.000%, 02/01/22 to (03/01/22)	1,394,575	1,487,725
FHLMC, 7.500%, 07/01/34	2,883,452	3,258,687
FHLMC Gold Pool, 3.750%, 11/15/25	1,590,860	1,615,764
FHLMC Gold Pool, 4.000%, 12/01/20	718,654	733,104
FHLMC Gold Pool, 4.500%, 05/01/34 to 11/01/35	11,823,874	12,014,125
FHLMC Gold Pool, 5.000%, 04/01/19 to 08/01/19	280,670	297,926
FHLMC Gold Pool, 5.500%, 01/01/35 to 12/01/38	14,633,712	15,372,823
FHLMC Gold Pool, 6.000%, 09/01/17 to 05/01/22	5,777,318	6,167,376
FHLMC, Series 2637, Class SI, 5.757%, 06/15/18, (10/15/09) [7]	611,494	49,954
FHLMC, Series 2882, Class SJ, 6.457%, 10/15/34, (10/15/09) [7]	889,350	91,392
FHLMC, Series 2608, Class SJ, 6.857%, 03/15/17, (10/15/09) [7]	1,699,253	91,033
FHLMC, Series 2772, Class KS, 6.937%, 06/15/22, (10/15/09) [7]	556,060	46,537
FHLMC Structured Pass Through Securities, Series T-51, Class 2A, 7.500%, 08/25/42 [10]	290,027	316,583

Total Federal Home Loan Mortgage Corporation		84,014,205

Federal National Mortgage Association - 41.3%
FNMA, 0.566%, 11/25/30, (10/25/09) [7]	2,544,671	2,452,622
FNMA, 0.646%, 03/25/35, (10/25/09) [7]	1,594,699	1,533,564
FNMA, 2.871%, 06/01/34, (06/01/10) [7]	1,664,257	1,691,129
FNMA, 3.207%, 07/01/33, (12/01/09) [7]	658,580	674,864
FNMA, 3.364%, 06/01/34, (12/01/09) [7]	2,008,177	2,045,975
FNMA, 4.042%, 08/01/34, (04/01/10) [7]	1,112,490	1,151,047
FNMA, 5.000%, 06/01/18 to 10/01/35	19,684,245	20,438,364
FNMA, 5.309%, 06/01/37, (05/01/10) [7]	1,180,863	1,229,490
FNMA, 5.500%, 03/01/17 to 07/01/38	12,201,113	12,882,589
FNMA, 5.500%, TBA	9,000,000	9,413,441
FNMA, 5.516%, 02/01/36, (01/01/11) [7]	346,241	361,943
FNMA, 6.000%, 08/01/17 to 11/01/33	4,315,144	4,545,960
FNMA, 6.500%, 11/01/28 to 07/01/32	578,286	620,840
FNMA, Series 2003-73, Class SM, 6.354%, 04/25/18, (10/25/09) [7]	825,058	78,416
FNMA, Series 2005-29, Class SC, 6.506%, 04/25/35	1,212,923	133,768
FNMA, Series 2003-67, Class TS, 6.854%, 08/25/17, (10/25/09) [7]	1,406,610	112,370
FNMA, Series 1994-55, Class H, 7.000%, 03/25/24	2,698,118	2,966,185
FNMA Whole Loan, Series 2003-W4, Class 4A, 7.500%, 10/25/42	174,893	195,115

Total Federal National Mortgage Association		62,527,682

Government National Mortgage Association - 16.8%
GNMA, 4.125%, 11/20/17 to 12/20/17, (01/01/10) [7]	274,548	280,961
GNMA, 4.375%, 03/20/16, (04/01/10) [7]	26,296	26,926
GNMA, 4.375%, 06/20/16 to 05/20/21, (07/01/10) [7]	77,337	79,323
GNMA, 4.500%, TBA	8,000,000	8,117,504
GNMA, 4.625%, 08/20/17 to 08/20/18, (10/01/10) [7]	130,626	134,422
GNMA, 5.000%, 09/15/39	1,000,000	1,037,094

Managers Intermediate Duration Government Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Government National Mortgage Association - 16.8% (continued)
GNMA, 5.000%, TBA	$5,000,000		$5,173,440
GNMA, 5.500%, TBA	10,000,000		10,490,619
GNMA, 7.500%, 09/15/28 to 11/15/31	33,173		37,178

Total Government National Mortgage Association			25,377,467

Interest and Principal Only Strips - 1.6%
FHLMC IO Strip, 4.500%, 08/15/35 to 09/15/35	1,463,444		226,162
FHLMC IO Strip, 5.000%, 05/15/17 to 09/15/35	6,563,625		1,112,662
FHLMC IO Strip, 6.000%, 05/01/31	8,241		1,728
FHLMC IO Strip, 6.457%, 11/15/18, (10/15/09) [7]	1,079,512		81,556
FHLMC IO Strip, 6.857%, 11/15/30, (10/15/09) [7]	193,082		13,455
FHLMC IO Strip, 7.407%, 09/15/16, (10/15/09) [7]	47,901		1,863
FHLMC IO Strip, 7.407%, 10/15/16, (10/15/09) [7]	224,863		10,285
FHLMC IO Strip, 7.657%, 06/15/31, (10/15/09) [7]	69,859		8,680
FNMA IO Strip, 4.000%, 09/01/33 to 09/01/34	1,168,812		112,335
FNMA IO Strip, 4.500%, 09/01/33	380,259		56,587
FNMA IO Strip, 5.000%, 05/01/34 to 12/01/35	2,557,106		419,180
FNMA IO Strip, 7.000%, 04/01/23 to 06/01/23	322,552		62,732
FNMA PO Strip, 3.891%, 07/01/33 [5]	382,020		326,015

Total Interest and Principal Only Strips			2,433,240

U.S. Treasury Notes - 0.5%
U.S. Treasury Inflation Linked Notes, 2.375%, 04/15/11	712,858	[2]	734,021

Total U.S. Government and Agency Obligations (cost $170,381,515)			175,086,615

Mortgage-Backed Securities - 14.3%
American Home Loan Investment Trust, 5.294%, 06/25/45, (03/25/10) [7]	1,967,251		1,207,836
American Home Mortgage Assets, Series 2005-1, Class 1A1, 5.025%, 11/25/35, (03/25/10) [7]	150,207		77,966
American Home Mortgage Investment Trust, 2.639%, 04/25/44, (11/01/09) [7]	202,955		146,977
American Home Mortgage Investment Trust, 2.661%, 06/25/45, (11/01/09) [7]	133,443		76,521
American Home Mortgage Investment Trust, 4.390%, 02/25/45, (11/25/09) [7]	922,274		742,590
Bank of America Commercial Mortgage Inc., Series 2006-2, Class A3, 5.901%, 05/10/45 [10]	3,015,000		2,836,676
Bank of America Funding Corp., Series 2004-B, Class 1A2, 5.045%, 12/20/34 [10]	237,043		180,008
Bear Stearns Alt-A Trust, 4.164%, 04/25/35 [10]	215,267		142,539
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A3, 4.868%, 09/11/42	1,000,000		965,770
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A3, 6.299%, 12/10/49 [10]	1,148,000		1,128,955
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A4, 5.658%, 10/15/48	2,000,000		1,828,553
Countrywide Alternative Loan Trust, 0.546%, 05/25/35, (10/25/09) [7]	1,010,067		697,211
Countrywide Home Loans, Inc., 4.974%, 05/20/35 [10]	168,711		98,405
Countrywide Home Loans, Inc., Series 2004-R2, Class 1AF1, 0.666%, 11/25/34, (10/25/09) [3,7]	423,708		279,915
Countrywide Home Loans, Inc., Series 2005-HYB8, Class 1A1, 4.152%, 12/20/35 [10]	169,940		95,848
Deutsche Alt-A Securities, Inc., Series 2006-AR6, Class A6, 0.436%, 02/25/37, (10/26/09) [7]	1,520,994		708,975
Goldman Sachs Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 0.596%, 03/25/35, (10/25/09) [3,7]	346,762		243,080
GSR Mortgage Loan Trust, Series 2004-5, Class 1A3, 3.685%, 05/25/34	80,247		62,518
Harborview Mortgage Loan Trust, 3.845%, 11/19/34	144,309		90,368
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A3B, 5.559%, 04/15/43	1,900,000		1,831,623
Master Alternative Loans Trust, 6.000%, 01/25/35	1,110,926		916,514
Morgan Stanley Mortgage Loan Trust, 6.228%, 08/25/35	1,654,796		1,216,275
Structured Asset Securities Corp., Series 2005-RF1, Class A, 0.596%, 03/25/35, (10/25/09) [3,7]	412,088		303,899
Washington Mutual Mortgage Pass-Through Certificates, 6.000%, 10/25/35	2,178,166		1,644,515
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A3, 5.679%, 10/15/48	2,206,000		2,021,593
Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	2,313,169		2,162,813

Total Mortgage-Backed Securities (cost $24,084,324)			21,707,943

Managers Intermediate Duration Government Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Short-Term Investments - 12.2%
U.S. Government and Agency Discount Notes - 0.2% [5]
FHLMC, Discount Notes, 0.000%, 10/05/09	$178,000	$177,999
FHLMC, Discount Notes, 0.151%, 03/01/10	100,000	99,937

Total U.S. Government and Agency Discount Notes		277,936

	Shares
Other Investment Companies - 12.0% [4]
BNY Institutional Cash Reserves Fund, Series A, 0.07%% [8]	44,000	44,000
BNY Institutional Cash Reserves Fund, Series B* [8,15]	13,850	2,320
Dreyfus Cash Management Fund, Institutional Class Shares, 0.22%	12,169,435	12,169,435
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.32%	6,000,000	6,000,000

Total Other Investment Companies		18,215,755

Total Short-Term Investments (cost $18,505,176)		18,493,691

Total Investments - 142.2% (cost $212,971,015)		215,288,249

Other Assets, less Liabilities - (42.2)%		(63,896,065)

Net Assets - 100.0%		$151,392,184

Managers AMG Chicago Equity Partners Mid-Cap Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 98.7%
Consumer Discretionary - 15.1%
Aeropostale, Inc.*	6,200		$269,514
Autonation, Inc.*	11,000	[2]	198,880
Bob Evans Farms, Inc.	5,800		168,548
Brinker International, Inc.	8,000		125,840
Cheesecake Factory, Inc., The*	8,500	[2]	157,420
Chipotle Mexican Grill, Inc.*	1,800	[2]	174,690
Corinthian Colleges, Inc.*	11,200	[2]	207,872
Dollar Tree, Inc.*	8,200		399,176
DreamWorks Animation SKG, Inc.*	3,000		106,710
ITT Educational Services, Inc.*	1,600		176,656
Leggett & Platt, Inc.	8,800	[2]	170,720
M. D. C. Holdings, Inc.	7,500		260,550
Marvel Entertainment, Inc.*	2,300		114,126
Netflix, Inc.*	6,900	[2]	318,573
NVR, Inc.*	500	[2]	318,685
Panera Bread Co., Class A*	2,800		154,000
priceline.com, Inc.*	1,900	[2]	315,058
Rent-A-Center, Inc.*	7,400		139,712
Ross Stores, Inc.	16,300	[2]	778,651
Strayer Education, Inc.	800		174,144
Tupperware Brands Corp.	5,600		223,552
Warnaco Group, Inc., The*	7,200	[2]	315,792

Total Consumer Discretionary			5,268,869

Consumer Staples - 3.9%
BJ’s Wholesale Club, Inc.*	4,800	[2]	173,856
Constellation Brands, Inc.*	12,700		192,405
Hormel Foods Corp.	7,700	[2]	273,504
Lancaster Colony Corp.	8,900		456,303
Ralcorp Holdings, Inc.*	4,700		274,809

Total Consumer Staples			1,370,877

Energy - 6.4%
Cimarex Energy Co.	8,000	[2]	346,560
Comstock Resources, Inc.*	3,000		120,240
FMC Technologies, Inc.*	5,500	[2]	287,320
Mariner Energy, Inc.*	2,600		36,868
Newfield Exploration Co.*	7,000		297,920
Oil States International, Inc.*	5,800		203,754
Overseas Shipholding Group, Inc.	2,600	[2]	97,162
St. Mary Land & Exploration Co.	1,800		58,428
Tidewater, Inc.	4,500		211,905
Unit Corp.*	7,300		301,125
Whiting Petroleum Corp.*	4,700	[2]	270,626

Total Energy			2,231,908

Financials - 18.1%
AmeriCredit Corp.*	11,100	[2]	175,269
Annaly Capital Management, Inc.	11,800		214,052
Arch Capital Group, Ltd.*	3,900		263,406
BancorpSouth, Inc.	10,600	[2]	258,746
Bank of Hawaii Corp.	7,900	[2]	328,166

Managers AMG Chicago Equity Partners Mid-Cap Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Financials - 18.1% (continued)
BOK Financial Corp.	3,400		$157,488
Eaton Vance Corp.	5,400		151,146
Equity One, Inc.	14,500	[2]	227,215
Federal Realty Investment Trust	2,700		165,699
First American Corp.	6,100		197,457
Hospitality Properties Trust	16,300		332,031
HRPT Properties Trust	42,100		316,592
International Bancshares Corp.	10,200	[2]	166,362
Jefferies Group, Inc.*	5,000	[2]	136,150
Liberty Property Trust	7,900		256,988
Mack-Cali Realty Corp.	12,400	[2]	400,892
MFA Financial, Inc.	30,800		245,168
National Retail Properties, Inc.	11,600	[2]	249,052
Nationwide Health Properties, Inc.	5,800		179,742
Platinum Underwriter Holdings, Ltd.	3,900		139,776
Protective Life Corp.	10,800		231,336
Raymond James Financial, Inc.	9,600	[2]	223,488
Rayonier, Inc.	7,800		319,098
Reinsurance Group of America, Inc.	5,600		249,760
SVB Financial Group*	8,800	[2]	380,776
Unitrin, Inc.	18,200	[2]	354,718

Total Financials			6,320,573

Health Care - 12.3%
Affymetrix, Inc.*	17,200		151,016
Beckman Coulter, Inc.	1,900	[2]	130,986
Cerner Corp*	4,100	[2]	306,680
Charles River Laboratories International, Inc.*	10,600		391,988
Coventry Health Care, Inc.*	8,900		177,644
Health Net, Inc.*	24,800		381,920
Henry Schein, Inc.*	5,400		296,514
Hill-Rom Holdings, Inc.	13,700	[2]	298,386
Kindred Healthcare, Inc.*	10,700		173,661
Life Technologies Corp.*	4,106		191,134
Owens & Minor, Inc.	10,700		484,175
PDL BioPharma, Inc.	5,900	[2]	46,492
Perrigo Co.	3,400	[2]	115,566
ResMed, Inc.*	3,800		171,760
Sepracor, Inc.*	4,500		103,050
Steris Corp.	11,100		337,995
Universal Health Services, Inc., Class B	2,000		123,860
Valeant Pharmaceuticals International*	14,600	[2]	409,676

Total Health Care			4,292,503

Industrials - 14.1%
Airtran Holdings, Inc.*	11,300		70,625
Alaska Airgroup, Inc.*	5,300		141,987
Alliant Techsystems, Inc.*	2,700		210,195
Brink’s Co., The	7,300		196,443
Carlisle Cos., Inc.	7,700		261,107
Con-way, Inc.	3,000	[2]	114,960

Managers AMG Chicago Equity Partners Mid-Cap Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Industrials - 14.1% (continued)
Dycom Industries, Inc.*	10,800		$132,840
Federal Signal Corp.	23,200		166,808
Flowserve Corp.	3,200		315,328
GrafTech International, Ltd.*	5,700		83,790
Harsco Corp.	11,300		400,133
Hertz Global Holdings, Inc.*	15,800	[2]	171,114
Hubbell, Inc.	8,100		340,200
Joy Global, Inc.	8,000		391,520
KBR, Inc.	6,400		149,056
Kirby Corp.*	1,500		55,230
Lincoln Electric Holdings, Inc.	3,800	[2]	180,310
Manpower, Inc.	3,100		175,801
Nordson Corp.	8,900	[2]	499,201
Oshkosh Truck Corp.	11,400		352,602
R.R. Donnelley & Sons Co.	8,900		189,214
Shaw Group, Inc., The*	3,000		96,270
Werner Enterprises, Inc.	12,600	[2]	234,738

Total Industrials			4,929,472

Information Technology - 16.8%
3Com Corp.*	50,800		265,684
Alliance Data Systems Corp.*	5,600	[2]	342,048
Arris Group, Inc.*	12,200	[2]	158,722
Arrow Electronics, Inc.*	5,000		140,750
Broadridge Financial Solutions, Inc.	8,300		166,830
Convergys Corp.*	14,500		144,130
Fairchild Semiconductor International, Inc.*	6,700		68,541
Gartner, Inc.*	11,500		210,105
Global Payments, Inc.	3,500	[2]	163,450
Hewitt Associates, Inc., Class A*	13,900		506,377
Ingram Micro, Inc., Class A*	20,500		345,425
LSI Logic Corp.*	28,500	[2]	156,465
NCR Corp.*	13,500	[2]	186,570
NeuStar, Inc., Class A*	9,900		223,740
Novellus Systems, Inc.*	11,300		237,074
Plantronics, Inc.	3,200		85,792
Quest Software, Inc.*	14,700		247,695
RF Micro Devices, Inc.*	40,200	[2]	218,286
Rovi Corp.*	7,200	[2]	241,920
SAIC, Inc.*	10,500		184,170
Sybase, Inc.*	12,200		474,580
Tech Data Corp.*	13,100		545,091
Tellabs, Inc.*	33,000		228,360
Varian Semiconductor Equipment Associates, Inc.*	2,500		82,100
Western Digital Corp.*	6,500		237,445

Total Information Technology			5,861,350

Materials - 5.9%
Ashland, Inc.	2,000	[2]	86,440
Cabot Corp	9,800	[2]	226,478
Commercial Metals Co.	5,700	[2]	102,030

Managers AMG Chicago Equity Partners Mid-Cap Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Materials - 5.9% (continued)
Louisana-Pacific Corp.*	16,700	[2]	$111,389
Lubrizol Corp.	4,400		314,424
MeadWestvaco Corp.	15,600		348,036
Terra Industries, Inc.	3,900		135,213
The Valspar Corp.	7,200		198,072
Westlake Chemical Corp.	7,200	[2]	185,040
Worthington Industries, Inc.	24,700		343,330

Total Materials			2,050,452

Telecommunication Services - 0.2%
NII Holdings, Inc., Class B*	2,100	[2]	62,958

Utilities - 5.9%
Energen Corp.	2,100		90,510
Hawaiian Electric Industries, Inc.	13,800	[2]	250,056
Mirant Corp.*	16,900		277,667
New Jersey Resources Corp.	3,800		137,978
NiSource, Inc.	19,900	[2]	276,411
NSTAR	4,800		152,736
PNM Resources, Inc.	42,100		491,728
UGI Corp.	14,900		373,394

Total Utilities			2,050,480

Total Common Stocks (cost $30,832,004)			34,439,442

Short-Term Investments - 26.6%[4]
BNY Institutional Cash Reserves Fund, Series A, 0.07%[8]	8,621,013		8,621,013
BNY Institutional Cash Reserves Fund, Series B* [8,15]	159,721		26,753
Dreyfus Cash Management Fund, Institutional Class Shares, 0.22%	611,675		611,675

Total Short-Term Investments (cost $9,392,409)			9,259,441

Total Investments - 125.3% (cost $40,224,413)			43,698,883

Other Assets, less Liabilities - (25.3)%			(8,811,600)

Net Assets - 100.0%			$34,887,283

Managers AMG Chicago Equity Partners Balanced Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 61.3%
Consumer Discretionary - 6.8%
Amazon.com, Inc.*	1,400	[2]	$130,704
Apollo Group, Inc., Class A*	2,600	[2]	191,542
Comcast Corp., Class A	9,300		157,077
Family Dollar Stores, Inc.	1,400	[2]	36,960
Johnson Controls, Inc.	3,200	[2]	81,792
Leggett & Platt, Inc.	5,000	[2]	97,000
Macy’s, Inc.	10,200		186,558
McDonald’s Corp.	3,850		219,720
NVR, Inc.*	90	[2]	57,363
Polo Ralph Lauren Corp.	800	[2]	61,296
Ross Stores, Inc.	3,600	[2]	171,972
Walt Disney Co., The	7,550		207,323

Total Consumer Discretionary			1,599,307

Consumer Staples - 6.9%
Altria Group, Inc.	4,120	[2]	73,377
Archer-Daniels-Midland Co.	2,400		70,128
Avon Products, Inc.	5,450		185,082
Bunge, Ltd.	1,300	[2]	81,393
Coca-Cola Enterprises, Inc.	6,700	[2]	143,447
Colgate-Palmolive Co.	1,100		83,908
Constellation Brands, Inc.*	3,000	[2]	45,450
Kimberly-Clark Corp.	1,800		106,164
Kroger Co., The	5,250		108,360
Lorillard, Inc.	1,000		74,300
PepsiCo, Inc.	3,550		208,243
Philip Morris International, Inc.	1,220		59,463
Sysco Corp.	4,600		114,310
Wal-Mart Stores, Inc.	5,600		274,904

Total Consumer Staples			1,628,529

Energy - 7.5%
Alpha Natural Resources, Inc.*	4,811		168,866
Apache Corp.	2,300		211,209
Chevron Corp.	2,050		144,382
ConocoPhillips Co.	6,700		302,572
Devon Energy Corp.	2,700		181,791
Ensco International, Inc.	2,200	[2]	93,588
Exxon Mobil Corp.	5,820		399,310
FMC Technologies, Inc.*	2,600	[2]	135,824
Global Industries, Ltd.*	12,200	[2]	115,900

Total Energy			1,753,442

Financials - 9.6%
American Financial Group, Inc.	6,100		155,550
Annaly Capital Management, Inc.	6,000		108,840
BancorpSouth, Inc.	3,200	[2]	78,112
Bank of America Corp.	8,983	[2]	151,992
Bank of Hawaii Corp.	1,200	[2]	49,848
Blackrock, Inc.	460	[2]	99,737
Boston Properties, Inc.	1,900		124,545
Goldman Sachs Group, Inc.	1,775		327,221
JPMorgan Chase & Co.	5,948		260,641
Northern Trust Corp.	1,200		69,792
Prudential Financial, Inc.	4,400		219,604
Raymond James Financial, Inc.	4,900		114,072
SL Green Realty Corp.	3,500		153,475
U.S. Bancorp	6,600		144,276
Wells Fargo & Co.	6,900		194,442

Total Financials			2,252,147

Health Care - 7.9%
Abbott Laboratories Co.	2,900		143,463
AmerisourceBergen Corp.	9,100	[2]	203,658
Amgen, Inc.*	2,600	[2]	156,598

Managers AMG Chicago Equity Partners Balanced Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Health Care - 7.9% (continued)
Baxter International, Inc.	1,150		$65,562
CR Bard, Inc.	500		39,305
Gilead Sciences, Inc.*	2,700		125,766
Humana, Inc.*	2,600	[2]	96,980
Johnson & Johnson	6,980		425,012
Medco Health Solutions, Inc.*	2,300		127,213
Pfizer, Inc.	18,190		301,044
Schering-Plough Corp.	2,000		56,500
Wyeth	2,200		106,876

Total Health Care			1,847,977

Industrials - 5.9%
3M Co.	1,700	[2]	125,460
CH Robinson Worldwide, Inc.	1,800		103,950
Cooper Industries PLC, Class A	3,300	[2]	123,981
Expeditors International of Washington, Inc.	2,000	[2]	70,300
Fluor Corp.	1,800	[2]	91,530
General Dynamics Corp.	2,000		129,200
General Electric Co.	18,900		310,338
Grainger (W.W.), Inc.	600		53,616
Hertz Global Holdings, Inc.*	7,900	[2]	85,557
Joy Global, Inc.	1,900		92,986
Northrop Grumman Corp.	1,900		98,325
Raytheon Co.	2,300		110,331

Total Industrials			1,395,574

Information Technology - 11.1%
Adobe Systems, Inc.*	5,600	[2]	185,024
Apple, Inc.*	1,185		219,663
Cisco Systems, Inc.*	7,900		185,966
Computer Sciences Corp.*	5,600		295,176
F5 Networks, Inc.*	2,200	[2]	87,186
Hewitt Associates, Inc., Class A*	2,500		91,075
Hewlett-Packard Co.	5,300		250,213
Ingram Micro, Inc., Class A*	7,800		131,430
International Business Machines Corp.	2,150	[2]	257,162
LSI Logic Corp.*	23,000	[2]	126,270
McAfee, Inc.*	2,500	[2]	109,475
Microsoft Corp.	8,150		211,004
NCR Corp.*	5,350	[2]	73,937
NeuStar, Inc., Class A*	2,700		61,020
Novellus Systems, Inc.*	3,300		69,234
Seagate Technology, Inc.	2,400	[2]	36,504
Tellabs, Inc.*	10,900		75,428
Texas Instruments, Inc.	6,600		156,354

Total Information Technology			2,622,121

Materials - 1.7%
Lubrizol Corp.	4,300		307,278
Owens-Illinois, Inc.*	2,600		95,940

Total Materials			403,218

Telecommunication Services - 1.4%
CenturyTel, Inc.	4,900	[2]	164,640
Qwest Communications International, Inc.	23,000	[2]	87,630
Sprint Corp.*	19,600		77,420

Total Telecommunication Services			329,690

Utilities - 2.5%
Edison International	8,400		282,072
PG&E Corp.	5,400		218,646
UGI Corp.	3,800		95,228

Total Utilities			595,946

Total Common Stocks (cost $12,405,542)			14,427,951

Managers AMG Chicago Equity Partners Balanced Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Corporate Bonds - 12.4%
Financials - 2.9%
American Express Co., 7.250%, 05/20/14	$50,000		$56,234
Bank of America Corp., 5.750%, 12/01/17	65,000		64,986
Berkshire Hathaway Finance Corp., 4.850%, 01/15/15	50,000		53,864
Chubb Corp., The, 6.500%, 05/15/38	25,000		29,578
Citigroup, Inc., 5.500%, 04/11/13	60,000	[2]	61,448
CME Group, Inc., 5.750%, 02/15/14	35,000		38,343
General Electric Capital Corp., Series MTNA, 6.750%, 03/15/32	35,000		35,836
Goldman Sachs Group, Inc., 5.950%, 01/18/18	60,000		62,350
JPMorgan Chase & Co., 6.000%, 01/15/18	45,000		48,379
Marsh & McLennan Companies, Inc., 5.375%, 07/15/14	45,000		46,879
Morgan Stanley, 5.950%, 12/28/17	30,000		30,594
National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	45,000		59,610
Prudential Financial, Inc., 4.750%, 09/17/15	35,000		34,799
Travelers Cos., Inc., 5.375%, 06/15/12	40,000		42,284
Wachovia Bank, N.A., 5.850%, 02/01/37	25,000		24,262

Total Financials			689,446

Industrials - 8.1%
Abbott Laboratories, 5.875%, 05/15/16	68,000		75,896
Altria Group, Inc., 8.500%, 11/10/13	25,000		29,022
Altria Group, Inc., 9.700%, 11/10/18	23,000		28,613
Archer-Daniels-Midland Co., 5.450%, 03/15/18	55,000	[2]	59,701
AT&T, Inc., 5.100%, 09/15/14	80,000		86,348
Burlington Northern Santa Fe Corp., 5.650%, 05/01/17	20,000		21,552
Burlington Northern Santa Fe Corp., 5.900%, 07/01/12	35,000		38,017
Cardinal Health, Inc., 5.500%, 06/15/13	25,000		26,235
Cisco Systems, Inc., 5.900%, 02/15/39	20,000		21,728
Coca-Cola Enterprises, Inc., 7.375%, 03/03/14	50,000		58,759
Comcast Corp., 5.875%, 02/15/18	35,000		37,355
Devon Energy Corp., 6.300%, 01/15/19	70,000		77,367
E.I. du Pont de Nemours & Company, 5.000%, 01/15/13	40,000		43,352
General Mills, Inc., 5.200%, 03/17/15	80,000		86,596
GlaxoSmithKline Capital, Inc., 6.380%, 05/15/38	35,000		41,409
Hess Corp., 8.125%, 02/15/19	40,000		48,136
Hewlett-Packard Co., 4.500%, 03/01/13	55,000		58,773
Honeywell International, Inc., 4.250%, 03/01/13	55,000		58,270
IBM Corp., 4.750%, 11/29/12	75,000		81,182
Kellogg Co., 7.450%, 04/01/31	35,000		45,308
Kimberly-Clark Corp., 6.125%, 08/01/17	40,000		45,623
Kraft Foods, Inc., 6.875%, 01/26/39	35,000		38,601
Kroger Co., The, 5.500%, 02/01/13	25,000	[2]	26,669
Kroger Co., The, 6.750%, 04/15/12	40,000		44,019
Lockheed Martin Corp., 7.650%, 05/01/16	65,000		78,539
McDonald’s Corp., 4.300%, 03/01/13	40,000	[2]	42,511
McDonald’s Corp., 6.300%, 10/15/37	40,000		47,016
McKesson Corp., 7.500%, 02/15/19	40,000	[2]	47,847
Norfolk Southern Corp., 5.640%, 05/17/29	25,000		26,129
Northrop Grumman Corp., 7.750%, 02/15/31	25,000		33,064
PACCAR, Inc., 6.875%, 02/15/14	50,000	[2]	56,347
Spectra Energy Capital LLC, 6.200%, 04/15/18	40,000		42,636
Time Warner Cable, Inc., 5.850%, 05/01/17	40,000		42,238
Time Warner Cable, Inc., 6.750%, 07/01/18	45,000		49,797
TransCanada Pipelines, Ltd., 4.875%, 01/15/15	45,000		46,974
TransCanada Pipelines, Ltd., 7.125%, 01/15/19	15,000		17,728
Union Pacific Corp., 6.250%, 05/01/34	23,000		25,218
United Parcel Service, Inc., 6.200%, 01/15/38	25,000	[2]	29,322
Verizon Communications, Inc., 6.400%, 02/15/38	35,000		37,524
Wal-Mart Stores, Inc., 6.500%, 08/15/37	40,000		46,847
Wyeth Co., 5.250%, 03/15/13	40,000		43,336

Total Industrials			1,891,604

Utilities - 1.4%
Consolidated Edison, Inc., 5.375%, 12/15/15	75,000		81,053

Managers AMG Chicago Equity Partners Balanced Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Utilities - 1.4% (continued)
Exelon Generation Co., LLC, 6.200%, 10/01/17	$45,000		$49,189
Florida Power & Light Co., 4.850%, 02/01/13	45,000		48,090
Midamerican Energy Co., 5.750%, 11/01/35	25,000		26,674
Pacific Gas & Electric, 8.250%, 10/15/18	65,000		82,731
Virginia Electric and Power Co., 8.875%, 11/15/38	25,000	[2]	35,678

Total Utilities			323,415

Total Corporate Bonds (cost $2,676,651)			2,904,465

Asset-Backed Securities - 0.9%
Harley-Davidson Motorcycle Trust 2006-2, Class A2, 5.350%, 03/15/13	98,281		101,492
John Deere Owner Trust, 2007-A, Class A4, 5.070%, 04/15/14	100,000		102,485

Total Asset-Backed Securities (cost $198,201)			203,977

Mortgage-Backed Securities - 2.5%
Bank of America Commercial Mortgage, Inc., Series 2004-3, Class A3, 4.875%, 06/10/39	2,124		2,122
Bank of America Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.351%, 09/10/47	96,000		93,573
CSFB Mortgage Securities Corp., Series 2005-C2, Class A3, 4.691%, 04/15/37	70,000		68,533
GE Capital Commercial Mortgage Corp., 4.970%, 08/11/36	18,746		19,489
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7, 5.317%, 06/10/36	80,000		81,059
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 04/10/37	140,000		139,718
JP Morgan Chase Mortgage Sercurities Corp., Series 2002-C2, Class A2, 5.050%, 12/12/34	90,000		91,947
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A4, 4.847%, 10/15/41	70,000		68,851
Wachovia Bank Commercial Mortgage Trust, Series 2005-C19, Class A2, 4.516%, 05/15/44	34,822		34,672

Total Mortgage-Backed Securities (cost $571,736)			599,964

U.S. Government and Agency Obligations - 21.6%
Federal Home Loan Bank - 4.4%
FHLB, 3.375%, 02/27/13	385,000		403,628
FHLB, 5.250%, 06/18/14	260,000		291,834
FHLB, 5.750%, 05/15/12	300,000		333,492

Total Federal Home Loan Bank			1,028,954

Federal Home Loan Mortgage Corporation - 1.9%
FHLMC, 4.375%, 07/17/15	245,000		264,318
FHLMC, 5.000%, 12/01/20	97,989		103,723
FHLMC, Gold Pool, 6.000%, 04/01/38	71,853		75,940

Total Federal Home Loan Mortgage Corporation			443,981

Federal National Mortgage Association - 13.9%
FNMA, 4.000%, 10/01/20 to 12/01/21	63,164		64,418
FNMA, 4.500%, 11/01/19 to 09/01/35	580,080		611,165
FNMA, 4.625%, 10/15/13	351,000		383,670
FNMA, 4.750%, 11/19/12	280,000		305,995
FNMA, 5.000%, 03/01/23 to 02/01/36	584,904		608,407
FNMA, 5.500%, 02/01/22 to 08/01/37	710,911		746,787
FNMA, 6.000%, 03/01/36 to 08/01/37	424,287		450,440
FNMA, 6.500%, 03/01/37	100,897		108,092

Total Federal National Mortgage Association			3,278,974

United States Treasury Securities - 1.4%
U.S.Treasury Bonds, 4.250%, 05/15/39	200,000		206,969
U.S.Treasury Notes, 5.250%, 02/15/29	100,000		116,109

Total United States Treasury Securities			323,078

Total U.S. Government and Agency Obligations (cost $4,980,451)			5,074,987

	Shares
Short-Term Investments - 16.3% [4]
BNY Institutional Cash Reserves Fund, Series A, 0.07% [8]	3,659,006		3,659,006
BNY Institutional Cash Reserves Fund, Series B* [8,15]	28,392		4,756
Dreyfus Cash Management Fund, Institutional Class Shares, 0.22%	166,854		166,854

Total Short-Term Investments (cost $3,854,252)			3,830,616

Total Investments - 115.0% (cost $24,686,833)			27,041,960

Other Assets, less Liabilities - (15.0)%			(3,528,204)

Net Assets - 100.0%			$23,513,756

Managers High Yield Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Corporate Bonds - 94.1%
Financials - 14.7%
Arch Western Finance, LLC, 6.750%, 07/01/13	$270,000		$266,962
ATP Oil & Gas Corp., Term B-1 Loan, 8.499%, 07/15/14, (02/03/10) [7]	82,931		76,348
ATP Oil & Gas Corp., Term B-1 Loan, 8.499%, 07/15/14, (11/03/09) [7]	210		193
ATP Oil & Gas Corp., Term B-2 Loan, 9.000%, 01/15/11, (10/02/09) [7]	16,394		15,093
ATP Oil & Gas Corp., Term B-2 Loan, 9.000%, 01/15/11, (11/03/09) [7]	5,465		5,031
CIT Group, Inc., 5.600%, 04/27/11	135,000	[2]	91,951
CIT Group, Inc., 5.650%, 02/13/17	125,000	[2]	78,268
CIT Group, Inc., 5.800%, 07/28/11	125,000		85,048
Claire’s Stores, Inc., Term Loan B, 3.023%, 05/29/14, (12/31/09) [7]	189,719		142,288
Claire’s Stores, Inc., Term Loan B, 3.032%, 05/29/14, (12/31/09) [7]	83,935		62,951
DJO Finance LLC, 10.875% 11/15/14	190,000		195,225
Dresser, Inc., 2nd Lien Term Loan, 5.993%, 05/04/15, (10/19/09) [7]	95,000		82,769
Dutch Revolving Credit Loans, 3.746%, 12/20/13, (10/26/09) [7]	1,805		1,188
Dutch Tranche A Dollar Term Loans, 3.746%, 12/20/13, (10/26/09) [7]	4,138		2,724
First Data Corp., Term Loan B2, 3.032%, 09/24/14, (12/31/09) [7]	3,119		2,693
First Data Corp., Term Loan B1, 3.035%, 09/24/14, (12/24/09) [7]	6,786		5,868
First Data Corp., Term Loan B1, 8.003%, 09/24/14, (10/26/09) [7]	223,212		193,017
First Data Corp., Term Loan B2, 8.003%, 09/24/14, (12/24/09) [7]	56,425		48,721
First Data Corp., 5.818%, 09/24/14, (12/31/09) [7]	12,715		10,995
Ford Motor Credit Company LLC, 7.000%, 10/01/13	8,000		7,515
Ford Motor Credit Company LLC, 7.250%, 10/25/11	130,000		126,316
Ford Motor Credit Company LLC, 7.500%, 08/01/12	150,000		144,114
Ford Motor Credit Company LLC, 7.800%, 06/01/12	390,000	[2]	377,135
Ford Motor Credit Company LLC, 8.000%, 12/15/16	100,000	[2]	92,900
Ford Motor Credit Company LLC, 8.700%, 10/01/14	45,000	[2]	44,123
Freescale Semiconductor, Incremental Term Loan, 12.499%, 12/15/14, (12/01/09) [7]	221,421		223,635
German Tranche B-1 Euro Term Loans, 3.996%, 12/20/14, (10/26/09) [7]	5,181		3,410
German Tranche B-2 Euro Term Loans, 3.996%, 12/20/14, (10/26/09) [7]	5,181		3,410
German Tranche B-3 Euro Term Loans, 3.996%, 12/20/14, (10/26/09) [7]	5,181		3,410
GMAC LLC, 6.625%, 05/15/12 [3]	110,000		102,300
GMAC LLC, 6.750%, 12/01/14 [3]	17,000		14,620
GMAC LLC, 6.875%, 08/28/12 [3]	586,000	[2]	544,980
Harrah’s Operating Co., Term Loan B-3, 3.282%, 01/28/15, (12/31/09) [7]	2,043		1,659
Harrah’s Operating Co., Term Loan B-3, 3.503%, 01/28/15, (10/26/09) [7]	118,124		95,920
Harrah’s Operating Co., Inc., 10.000%, 12/15/18 [3]	262,000		209,600
Host Hotels & Resorts, L.P., 6.375%, 03/15/15	275,000	[2]	261,938
Host Hotels & Resorts, L.P., 6.875%, 11/01/14	50,000		49,125
Ineos Group Holdings, Term Loan B, 7.500%, 12/14/13, (12/31/09) [7]	204,235		172,919
Ineos Group Holdings, Term Loan C, 8.001%, 12/14/14, (12/31/09) [7]	204,235		172,919
Inergy, L.P. / Inergy Finance Corp., 6.8750%, 12/15/14	50,000		48,000
KAR Holdings, Inc., 8.750%, 05/01/14	115,000	[2]	114,425
Lyondell Chemical, B2 Term Loan, 6.999%, 12/20/14, (10/26/09) [7]	22,482		14,796
Lyondell Chemical, New Money Dip Term Loan, 1.500%, 12/15/09, (10/03/09) [7]	51,691		54,004
Lyondell Chemical, New Money Dip Term Loan, 12.999%, 12/15/09, (10/30/09) [7]	103,430		108,059
Lyondell Chemical, Roll-Up Dip Term Loan, 5.798%, 12/15/09, (10/26/09) [7]	85,013		82,976
Lyondell Chemical, Roll-Up Dip Term Loan, 5.940%, 12/15/09, (12/31/09) [7]	47		46
Neiman Marcus Group, Inc., The, Term Loan, 2.253%, 04/26/13, (10/06/09) [7]	36,538		31,714
Neiman Marcus Group, Inc., The, Term Loan, 2.321%, 04/26/13, (12/07/09) [7]	58,462		50,743
Nuveen Investments, Term Loan B, 3.487%, 11/07/14, (10/30/09) [7]	90,512		78,609
Nuveen Investments, Term Loan B, 3.503%, 11/07/14, (10/27/09) [7]	91,629		79,580
Nuveen Investments, Inc., 2nd Lien Term Loan, 11.999%, 07/21/15, (01/28/10) [7]	70,000		70,350
Primary Revolving Credit Loans, 3.746%, 12/20/13, (10/26/09) [7]	6,767		4,454
Realogy Corp., Term Loan Class B, 3.254%, 10/10/13, (10/02/09) [7]	51,912		44,357
Realogy Corp., Term Loan Class B, 3.525%, 10/10/13, (10/13/09) [7]	48,088		41,089
Sensata Technologies Finance Co., LLC, 2.094%, 04/27/13 [7]	665		571
Sensata Technologies Finance Co., LLC, Term Loan B, 2.246%, 04/27/13, (10/29/09) [7]	257,300		221,117
Simmons Bedding Co., Term Loan D, 10.500%, 12/19/11, (10/30/09) [7,14]	85,000		83,938
Simmons Holding Co., Inc., 7.351%, 02/15/12, (02/15/10) [7,14]	130,837		3,925
Texas Competitive Electric Holdings, 3.753%, 10/10/14, (10/09/09) [7]	308,026		244,649
Texas Competitive Electric Holdings, 3.761%, 10/10/14, (12/31/09) [7]	1,580		1,255

Managers High Yield Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Financials - 14.7% (continued)
UCI Holdco, Inc., 12.491%, 12/15/13 [12]	$141,511		$58,020
U.S. Tranche A Dollar Term Loans, 3.746%, 12/20/13, (10/26/09) [7]	12,894		8,486
U.S. Tranche B-1 Dollar Term Loans, 6.999%, 12/20/14, (10/26/09) [7]	22,482		14,796
U.S. Tranche B-3 Dollar Term Loans, 6.999%, 12/20/14, (10/26/09) [7]	22,482		14,796

Total Financials			5,494,036

Industrials - 76.1%
ACCO Brands Corp., 7.625%, 08/15/15	195,000		162,825
ACCO Brands Corp., 10.625%, 03/15/15 [3]	205,000		215,250
Advanced Micro Devices, Inc., 7.750%, 11/01/12	85,000		76,712
Aeroflex, Inc., 11.750%, 02/15/15	100,000		91,500
Alliance Laundry Corp., 8.500%, 01/15/13	275,000		262,625
Ames True Temper, Inc., 10.000%, 07/15/12	85,000	[2]	71,188
Ames True Temper, Inc., 7.141%, 01/15/12, (10/05/09) [7]	180,000		159,300
Amkor Tech, Inc., 7.750%, 05/15/13	220,000	[2]	220,825
Anixter International, Inc., 10.000%, 03/15/14	100,000		106,000
Arch Coal, Inc., 8.750%, 08/01/16 [3]	35,000	[2]	36,225
Ashland, Inc., 9.125%, 06/01/17 [3]	130,000		139,425
Ashtead Capital, Inc., 9.000%, 08/15/16 [3]	270,000		260,550
Atlas Energy Operating Co. LLC, 12.125%, 08/01/17	15,000		16,238
Atlas Energy Resources LLC, 10.750%, 02/01/18 [3]	230,000		239,775
Baldor Electric Co., 8.625%, 02/15/17	165,000		168,300
Ball Corp., 7.375%, 09/01/19	65,000	[2]	66,300
Bausch & Lomb, Inc., 9.875%, 11/01/15	95,000	[2]	99,988
Belden, Inc., 9.250%, 06/15/19 [3]	30,000		31,350
Biomet, Inc., 10.375%, 10/15/17 [12]	480,000		512,400
Boyd Gaming Corp., 7.125%, 02/01/16	200,000	[2]	177,000
BWAY Corp, 10.000%, 04/15/14 [3]	95,000	[2]	100,938
Case New Holland, Inc., 7.750%, 09/01/13 [3]	130,000		130,000
Crown Castle International Corp., 7.750%, 05/01/17 [3,14]	35,000		36,400
CCH II Capital Corp., 10.250%, 10/01/13 [3,14]	123,000		130,072
CCO Holdings LLC, 8.750%, 11/15/13	365,000	[2]	372,300
Central Garden and Pet Co., 9.125%, 02/01/13	130,000		132,112
Charter Communications Operating LLC, 8.375%, 04/30/14 [3,14]	50,000	[2]	51,250
Chesapeake Energy Corp., 6.500%, 08/15/17	200,000		184,500
Chesapeake Energy Corp., 7.000%, 08/15/14	200,000		194,500
Chiquita Brands International, Inc., 8.875%, 12/01/15	165,000	[2]	170,775
Citizens Communications Co., 6.625%, 03/15/15	100,000		96,000
Clean Harbors, Inc., 7.625%, 08/15/16 [3]	30,000	[2]	30,862
Clearwater Paper Corp., 10.625%, 06/15/16 [3]	85,000		92,331
Community Health Systems, Inc., 8.875%, 07/15/15	210,000		215,775
Constellation Brands, Inc., 7.125%, 09/01/16	175,000		175,000
Constellation Brands, Inc., 8.375%, 12/15/14	90,000	[2]	94,275
Continental Resources, Inc., 8.250%, 10/01/19 [3]	20,000		20,650
Cooper Companies, Inc., 7.125%, 02/15/15	120,000		117,000
Corrections Corp. of America, 6.250%, 03/15/13	60,000		59,400
Corrections Corp. of America, 7.750%, 06/01/17	120,000	[2]	124,500
Cricket Communications I, 9.375%, 11/01/14	310,000	[2]	316,200
Crown Americas LLC, 7.625%, 11/15/13	50,000		50,750
Crown Americas LLC, 7.625%, 05/15/17 [3]	50,000		50,750
Crown Castle International Corp., 9.000%, 01/15/15	155,000	[2]	163,138
CSC Holdings, Inc., 8.500%, 04/15/14 [3]	25,000		26,375
CSC Holdings, Inc., 8.500%, 06/15/15 [3]	15,000		15,825
CSC Holdings, Inc., 8.625%, 02/15/19 [3]	30,000		31,875
Del Monte Foods Co., 7.500%, 10/15/19 [3]	30,000		30,450
Denbury Resources, Inc., 7.500%, 04/01/13	145,000	[2]	145,725
Dex Media West LLC, 9.875%, 08/15/13 [14]	130,000		23,725
Dex Media, Inc., 8.000%, 11/15/13 [14]	125,000		21,875
Dex Media, Inc., 9.000%, 11/15/13 [14]	270,000		47,250
Digicel Group, Ltd., 8.875%, 01/15/15 [3]	100,000		93,500
Digicel Group, Ltd., 9.125%, 01/15/15 [3,12]	4,000		3,760
Digicel Group, Ltd., 12.000%, 04/01/14 [3]	200,000		224,000
DirecTV Holdings LLC, 6.375%, 06/15/15	350,000		356,125

Managers High Yield Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Industrials - 76.1% (continued)
DirecTV Holdings LLC, 7.625%, 05/15/16	$75,000		$80,625
Dole Food Co., Inc., 8.000%, 10/01/16 [3]	40,000		40,350
Dole Food Co., Inc., 13.875%, 03/15/14 [3]	55,000	[2]	64,762
Dow Chemical Co., The, 8.550%, 05/15/19	140,000		157,644
Dynegy Holdings, Inc., 7.500%, 06/01/15	110,000		102,300
EchoStar Communications Corp., 7.125%, 02/01/16	355,000		354,112
EchoStar DBS Corp., 7.750%, 05/31/15	495,000		507,375
El Paso Corp., 7.000%, 06/15/17	55,000		54,175
El Paso Corp., 8.250%, 02/15/16	45,000		46,350
El Paso Natural Gas Co., 7.250%, 06/01/18	90,000		88,973
Fairpoint Communications, Inc., Series 1, 13.125%, 04/02/18 [14]	128,174		16,342
First Data Corp., 9.880%, 09/24/15	350,000	[2]	325,062
Flextronics International, Ltd., 6.250%, 11/15/14	82,000		79,335
FMG Finance Property, Ltd., 10.625%, 09/01/16 [3]	205,000		228,062
Forest Oil Corp., 7.750%, 05/01/14	125,000		123,125
Freeport-McMoRan Copper & Gold, Inc., 8.250%, 04/01/15	65,000		69,220
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/17	110,000		117,176
General Cable Corp., 7.125%, 04/01/17	100,000		98,500
Georgia-Pacific Corp., 7.000%, 01/15/15 [3]	115,000		113,850
Georgia-Pacific Corp., 7.125%, 01/15/17 [3]	70,000		68,775
Georgia-Pacific Corp., 8.250%, 05/01/16 [3]	185,000	[2]	192,862
Goodyear Tire & Rubber Co., The, 9.000%, 07/01/15	10,000	[2]	10,425
Goodyear Tire & Rubber Co., The, 10.500%, 05/15/16	60,000	[2]	65,400
Graham Packaging Co., L.P., 8.500%, 10/15/12	70,000		71,050
Graham Packaging Co., L.P., 9.875%, 10/15/14	175,000		180,688
Greif, Inc., 7.750%, 08/01/19 [3]	20,000		20,700
Hanesbrands, Inc., 8.784%, 12/15/14 [7]	270,000		238,275
Harrahs Operating Escrow LLC, 11.250%, 06/01/17 [3]	140,000	[2]	144,550
HCA, Inc., 8.500%, 04/15/19 [3]	55,000	[2]	57,750
HCA, Inc., 9.625%, 11/15/16 [12]	998,000		1,040,416
Health Management Associates, Inc., 6.125%, 04/15/16	245,000		229,075
Helix Energy Solutions Group, Inc., 9.500%, 01/15/16 [3]	80,000		80,400
Hertz Corp., 8.875%, 01/01/14	240,000		243,600
Host Hotels & Resorts, L.P., 6.750%, 06/01/16	75,000	[2]	71,625
Huntsman International LLC, 5.500%, 06/30/16 [3]	30,000		25,650
Huntsman International LLC, 7.375%, 01/01/15	50,000		45,625
Huntsman International LLC, 7.875%, 11/15/14	55,000	[2]	51,562
Ineos Group Holdings PLC, 8.500%, 02/15/16 [3]	45,000		21,600
Inergy, L.P. / Inergy Finance Corp., 8.250%, 03/01/16	35,000		35,350
Intelsat Bermuda, Ltd., 11.250%, 06/15/16	190,000	[2]	204,250
Intelsat Jackson Holdings, Ltd., 9.500%, 06/15/16	310,000		327,050
Intelsat Subsidiary Holding Co., Ltd., 8.875%, 01/15/15 [3]	85,000		86,737
Interline Brands, Inc., 8.125%, 06/15/14	85,000		83,725
IPCS, Inc., 7.036%, 05/01/13, (11/02/09) [7]	90,000		76,500
IPCS, Inc., 8.161%, 05/01/14, (11/01/09) [7,12]	213,019		164,025
Iron Mountain, Inc., 8.750%, 07/15/18	240,000	[2]	250,800
J.C. Penney Co., Inc., 7.950%, 04/01/17	105,000		109,200
Jarden Corp., 7.500%, 05/01/17	215,000	[2]	210,162
Jarden Corp., 8.000%, 05/01/16	100,000		103,000
L-3 Communications Corp., 5.875%, 01/15/15	255,000		255,000
L-3 Communications Corp., 6.375%, 10/15/15	50,000		50,750
Levi Strauss & Co., 9.750%, 01/15/15	75,000		78,375
Macy’s Retail Holdings, Inc., 5.900%, 12/01/16	105,000		96,725
Macy’s Retail Holdings, Inc., 7.875%, 07/15/15	235,000		246,327
MarkWest Energy Partners LP, 8.750%, 04/15/18	155,000		155,000
MetroPCS Wireless, Inc., 9.250%, 11/01/14	280,000	[2]	287,700
MGM Mirage, Inc., 6.750%, 04/01/13	405,000		340,706
MGM Mirage, Inc., 6.875%, 04/01/16	40,000	[2]	31,600
MGM Mirage, Inc., 7.500%, 06/01/16	175,000	[2]	136,500
MGM Mirage, Inc., 10.375%, 05/15/14 [3]	40,000	[2]	42,900
MGM Mirage, Inc., 11.125%, 11/15/17 [3]	55,000	[2]	60,362
Newell Rubbermaid, Inc., 10.600%, 04/15/19	135,000		166,920

Managers High Yield Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Industrials - 76.1% (continued)
Newfield Exploration Co., 6.625%, 04/15/16	$150,000		$147,750
NewPage Corp., 11.375%, 12/31/14 [3]	30,000		29,625
Noranda Aluminium Acquisition Co., 5.412%, 05/15/15, (11/15/2009) [12]	202,161		143,534
Nordic Telephone Co., 8.875%, 05/01/16 [3]	190,000		197,600
NXP B.V. Funding LLC, 7.875%, 10/15/14	180,000		142,200
Open Solutions, Inc., 9.750%, 02/01/15 [3]	100,000		69,625
P.H. Glatfelter, 7.125%, 05/01/16	95,000		92,862
Packaging Dynamics, Inc., 10.000%, 05/11/16 [3]	160,000		73,200
Paetec Holding Corp., 8.875%, 06/30/17 [3]	130,000	[2]	130,000
Paetec Holding Corp., 9.500%, 07/15/15	180,000		164,250
Petrohawk Energy Corp., 7.875%, 06/01/15	230,000		227,700
Petrohawk Energy Corp., 9.125%, 07/15/13	75,000		77,438
PolyOne Corp., 8.875%, 05/01/12	305,000	[2]	309,575
Pride International, Inc., 8.500%, 06/15/19	155,000		171,275
Quebecor Media, Inc., 7.750%, 03/15/16	270,000		268,650
Quicksilver Resources, Inc., 7.750%, 08/01/15	80,000		78,400
QVC, Inc., 7.500%, 10/01/19 [3]	70,000		70,438
Qwest Communications International, Inc., 7.500%, 02/15/14	70,000		69,475
Qwest Corp., 7.500%, 10/01/14	105,000		106,575
Qwest Corp., 8.875%, 03/15/12	215,000		227,362
RailAmerica, Inc., 9.250%, 07/01/17 [3]	120,000		126,300
RBS Global, Inc., & Rexnord LLC, 9.500%, 08/01/14	40,000	[2]	39,000
RBS Global, Inc., & Rexnord LLC, 9.500%, 08/01/14 [3]	222,000		216,450
Reichhold Industries, Inc., 9.000%, 08/15/14 [3]	235,000		196,225
Rental Service Corp., 9.500%, 12/01/14	255,000	[2]	247,350
RH Donnelley, Inc., 11.750%, 05/15/15 [3,14]	71,000		40,470
Rite Aid Corp., 7.500%, 03/01/17	100,000		88,500
Rite Aid Corp., 9.500%, 06/15/17	110,000	[2]	89,650
Rite Aid Corp., 9.500%, 06/01/15, (10/30/09) [7]	105,000		109,638
Royal Caribbean Cruises, Ltd., 6.875%, 12/01/13	80,000	[2]	75,000
Royal Caribbean Cruises, Ltd., 7.000%, 06/15/13	110,000		105,325
Royal Caribbean Cruises, Ltd., 7.250%, 06/15/16	105,000		97,650
Sally Holdings LLC, 9.250%, 11/15/14	160,000		166,400
SBA Telecommunications, Inc., 8.000%, 08/15/16 [3]	40,000		41,100
SBA Telecommunications, Inc., 8.250%, 08/15/19 [3]	40,000		41,400
Sealy Mattress Co., 8.250%, 06/15/04	380,000		353,400
Sensata Technologies, B.V., 8.000%, 05/01/14	120,000		112,500
Service Corp. International, 6.750%, 04/01/15	250,000	[2]	246,250
Service Corp. International, 7.000%, 06/15/17	35,000		34,300
ServiceMaster Co., 10.750%, 07/15/15	60,000		57,450
Simmons Co., 7.875%, 01/15/14 [14]	380,000		347,700
Simmons Co., 10.000%, 12/15/14 [11,14]	559,000		142,546
Smurfit-Stone Container Enterprises, Inc., 8.375%, 07/01/12 [14]	170,000		122,189
Solo Cup Co., 10.500%, 11/01/13 [3]	100,000		106,500
Spectrum Brands, Inc. 12.000%, 08/28/19 [12]	76,964		73,501
Spirit Aerosystems, Inc., 7.500%, 10/01/17 [3]	15,000		15,000
Sprint Capital Corp., 6.900%, 05/01/19	595,000		535,500
Sprint Capital Corp., 8.750%, 03/15/32	75,000		71,250
Starwood Hotels & Resorts Worldwide, Inc., 6.750%, 05/15/18	195,000	[2]	185,006
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 05/01/12	100,000		104,250
Steinway Musical Instruments, Inc., 7.000%, 03/01/14 [3]	225,000		192,375
Sun Media Corp., 7.625%, 02/15/13	75,000		57,750
Sungard Data Systems, Inc., 10.250%, 08/15/15	470,000		481,750
Supervalu, Inc., 8.000%, 05/01/16	285,000	[2]	296,400
Surgical Care Affiliates, Inc., 8.875%, 07/15/15 [3,12]	151,978		121,582
Swift Energy Co., 7.125%, 06/01/17	115,000		100,625
Tenet Healthcare Corp., 8.875%, 07/01/19 [3]	45,000		47,700
Tenet Healthcare Corp., 9.250%, 01/01/15	290,000	[2]	304,138
Terex Corp., 8.000%, 11/15/17	290,000		267,525
Terra Capital, Inc., 7.000%, 02/01/17	100,000		104,750
Tesoro Corp., 6.625%, 11/01/15	130,000		120,900
The Goodyear Tire & Rubber Co., 8.625%, 12/01/11	83,000	[2]	86,112

Managers High Yield Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Industrials - 76.1% (continued)
The Neiman Marcus Group, Inc., 9.000%, 10/15/15 [12]	$229,309	[2]	$197,206
Titan International, Inc., 8.000%, 01/15/12	200,000		194,500
Travelport LLC, 4.986%, 09/01/14, (12/01/09) [7]	80,000		67,600
Travelport LLC, 9.875%, 09/01/14	10,000		9,725
Travelport LLC, 11.875%, 09/01/16	90,000	[2]	82,800
TRW Automotive, Inc., 7.000%, 03/15/14 [3]	50,000		45,750
TRW Automotive, Inc., 7.250%, 03/15/17 [3]	150,000	[2]	132,750
United Components, Inc., 9.375%, 06/15/13	60,000		48,450
United Surgical Partners International, Inc., 8.875%, 05/01/17	15,000		14,812
United Surgical Partners International, Inc., 9.250%, 05/01/17 [12]	185,000		176,675
US Oncology, Inc., 9.125%, 08/15/17 [3]	85,000		89,888
Vail Resorts, Inc., 6.750%, 02/15/14	275,000		272,938
Vedanta Resources PLC, 9.500%, 07/18/18 [3]	120,000	[2]	118,800
Venoco, Inc., 8.750%, 12/15/11	105,000		106,575
Videotron, Ltd., 6.875%, 01/15/14	153,000		152,235
Visant Holding Corp., 10.250%, 12/01/13 [11]	380,000		395,200
Vitro, S.A.B. de C.V., 9.125%, 02/01/17 [14]	305,000		147,162
West Corp., 9.500%, 10/15/14	60,000	[2]	59,100
Wind Acquisition Finance, S.A., 10.750%, 12/01/15 [3]	75,000		82,875
Wind Acquisition Finance, S.A., 11.750%, 07/15/17 [3]	100,000		113,250
Windstream Corp., 8.125%, 08/01/13	60,000		61,950
Windstream Corp., 8.625%, 08/01/16	165,000		169,538
WMG Acquisition, 9.500%, 06/15/16 [3]	95,000		100,700

Total Industrials			28,378,189

Utilities - 3.3%
AES Corp., The, 8.000%, 10/15/17	35,000		35,394
AES Corp., The, 9.750%, 04/15/16 [3]	225,000		246,374
Calpine Construction Finance Co., 8.000%, 06/01/16 [3]	85,000		87,550
Energy Future Holdings Corp., 10.875%, 11/01/17	180,000		136,800
Energy Future Holdings Corp., 11.250%, 11/01/17 [12]	700		466
Mirant North America LLC, 7.375%, 12/31/13	145,000		145,000
NRG Energy, Inc., 7.250% 02/01/14	145,000		142,825
NRG Energy, Inc., 7.375%, 02/01/16	220,000		213,400
NRG Energy, Inc., 7.375%, 01/15/17	35,000		33,950
Texas Competitive Electric Holdings Co., LLC, 10.250%, 11/01/15	265,000	[2]	192,125

Total Utilities			1,233,884

Total Corporate Bonds (cost $34,881,901)			35,106,109

Common Stocks - 0.8%

	Shares
Consumer Staples - 0.2%
Spectrum Brands, Inc.*	3,342		76,866

Industrials - 0.0% #
World Color Press, Inc.*	1,066		10,974

Information Technology - 0.3%
Flextronics International, Ltd.*	13,000	[2]	96,980

Materials - 0.3%
Huntsman Corp.	12,603		114,814

Total Common Stocks (cost $275,606)			299,634

Warrants - 0.0% #
World Color Press, Inc.	604		3,337
World Color Press, Inc.	604		1,238

Total Warrants (cost $1,667)			4,575

Short-Term Investments - 26.2% [4]
BNY Institutional Cash Reserves Fund, Series A, 0.07% [8]	8,421,013		8,421,013
BNY Institutional Cash Reserves Fund, Series B* [8,15]	87,750		14,698
Dreyfus Cash Management Fund, Institutional Class Shares, 0.22%	1,352,746		1,352,746

Total Short-Term Investments (cost $9,861,509)			9,788,457

Total Investments - 121.1% (cost $45,020,683)			45,198,775

Other Assets, less Liabilities - (21.1)%			(7,880,568)

Net Assets - 100.0%			$37,318,207

Managers Fixed Income Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Corporate Bonds - 66.9%
Financials - 16.3%
AgriBank FCB, 9.125%, 07/15/19 [13]		$810,000		$877,462
American General Finance Corp., Medium Term Notes, Series J, 6.900%, 12/15/17		2,770,000		1,940,008
Associates Corp. of North America, 6.950%, 11/01/18		460,000		450,796
Bank of America Capital Trust VI, 5.625%, 03/08/35		295,000		229,478
Barclays Capital Corp., 4.160%, 02/22/10 [3]		6,000,000		180,113
Bear Stearns Companies, Inc., The, 4.650%, 07/02/18		480,000	[2]	458,845
Bear Stearns Companies, Inc., The, 5.300%, 10/30/15		25,000		26,431
Bear Stearns Companies, Inc., The, 6.400%, 10/02/17		65,000		70,823
Caterpillar Financial Services Corp., 6.125%, 02/17/14		615,000		674,884
Caterpillar Financial Services Corp., Series MTN, 5.450%, 04/15/18		30,000		31,215
CIGNA Corp., 6.150%, 11/15/36		240,000		213,331
CIT Group, Inc., 7.625%, 11/30/12		1,043,000		679,739
Citigroup, Inc., 5.500%, 10/15/14		1,340,000		1,339,518
Citigroup, Inc., 5.850%, 12/11/34		75,000		64,573
Citigroup, Inc., 5.875%, 05/29/37		100,000		87,466
Citigroup, Inc., 6.125%, 05/15/18		345,000		340,262
Colonial Realty, L.P., 4.800%, 04/01/11		181,000		175,767
Duke Realty, L.P., 5.950%, 02/15/17		35,000		32,309
ERAC USA Finance Co., 6.375%, 10/15/17 [3]		240,000		241,323
ERAC USA Finance Co., 6.700%, 06/01/34 [3]		65,000		57,871
ERAC USA Finance Co., 7.000%, 10/15/37 [3]		925,000		868,448
ERP Operating, L.P., 5.125%, 03/15/16		15,000		14,656
ERP Operating, L.P., 5.750%, 06/15/17		70,000		69,444
Ford Motor Credit Company LLC, 7.000%, 10/01/13		135,000		126,820
Ford Motor Credit Company LLC, 7.250%, 10/25/11		5,000		4,858
Ford Motor Credit Company LLC, 9.750%, 09/15/10		309,000		315,834
GE Capital Australia Funding Pty., Ltd., Euro Medium Term Notes, 8.000%, 02/13/12	AUD	260,000		236,067
General Electric Capital Corp., Global Medium Term Notes, Series A, 0.809%, 05/13/24, (10/15/09) [7]		180,000		125,969
Highwoods Realty, L.P., 5.850%, 03/15/17		30,000		26,460
Highwoods Realty, L.P., 7.500%, 04/15/18		350,000		335,441
iStar Financial, Inc., 0.790%, 10/01/12, (01/01/10) [7]		325,000		164,125
Kinder Morgan Finance Co., 5.700%, 01/05/16		165,000		157,988
Marsh & McLennan Companies, Inc., 5.375%, 07/15/14		410,000		427,117
Marsh & McLennan Companies, Inc., 5.750%, 09/15/15		652,000		688,402
Marsh & McLennan Companies, Inc., 5.875%, 08/01/33		1,230,000		1,133,882
Marsh & McLennan Companies, Inc., 9.250%, 04/15/19		435,000		546,029
MBIA Insurance Corp., 14.000%, 01/15/33 [3,10]		25,000	[2]	11,375
Merrill Lynch & Co., Inc., 6.110%, 01/29/37		1,800,000		1,717,604
Merrill Lynch & Co., Inc., Series MTNC, 6.050%, 06/01/34		1,100,000		1,030,295
Morgan Stanley, 4.750%, 04/01/14		540,000		536,550
Morgan Stanley, 5.550%, 04/27/17		620,000		618,592
Morgan Stanley, 5.950%, 12/28/17		200,000		203,958
Morgan Stanley, 6.625%, 04/01/18		160,000		169,463
Morgan Stanley, 7.300%, 05/13/19		300,000		330,660
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 [3]		620,000		536,845
National City Bank of Indiana, 4.250%, 07/01/18		395,000		347,885
ProLogis Trust, 5.625%, 11/15/15		15,000		13,648
ProLogis Trust, 5.750%, 04/01/16		15,000		13,435
Simon Property Group, L.P., 5.250%, 12/01/16		25,000		24,679

Managers Fixed Income Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Financials - 16.3% (continued)
Simon Property Group, L.P., 5.875%, 03/01/17		$40,000		$40,853
Simon Property Group, L.P., 6.100%, 05/01/16		100,000		102,913
Simon Property Group, L.P., 10.350%, 04/01/19		385,000		479,882
SLM Corp., 8.450%, 06/15/18		845,000		674,842
Sovereign Bank, 5.125%, 03/15/13		335,000		335,262
Standard Chartered Bank, 6.400%, 09/29/17 [3]		100,000	[2]	104,213
Standard Chartered PLC, 5.500%, 11/18/14 [3]		750,000	[2]	802,474
Toll Brothers Finance Corp., 5.150%, 05/15/15		555,000		534,329
WEA Finance LLC / WT Finance Australia, 6.7500%, 09/02/19 [3]	AUD	535,000		542,122
Willis North America, Inc., 7.000%, 09/29/19		220,000		226,613
XL Capital PLC, 6.500%, 01/15/12		105,000		107,426

Total Financials				22,919,672

Industrials - 42.3%
Alltel Corp., 7.875%, 07/01/32		210,000		259,271
Anadarko Petroleum Corp., 5.950%, 09/15/16		450,000		477,480
Anadarko Petroleum Corp., 6.450%, 09/15/36		395,000		409,155
Anheuser-Busch Companies, Inc., 5.950%, 01/15/33		330,000		338,591
Anheuser-Busch Companies, Inc., 6.450%, 09/01/37		420,000	[2]	459,038
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 11/15/14 [3]		975,000		1,041,479
AT&T Corp., 6.500%, 03/15/29		775,000		807,820
AT&T, Inc., 6.150%, 09/15/34		840,000		861,215
Avnet, Inc., 6.000%, 09/01/15		720,000		742,200
Avnet, Inc., 6.625%, 09/15/16		140,000		147,325
Bell Atlantic Pennsylvania, Inc., 6.000%, 12/01/28		85,000		79,456
BellSouth Corp., 6.000%, 11/15/34		280,000	[2]	284,582
BellSouth Corp., 6.550%, 06/15/34		55,000		59,057
Camden Property Trust, 5.700%, 05/15/17		255,000		241,632
Canadian Pacific Railway Co., 5.950%, 05/15/37		410,000		405,910
Cardinal Health, Inc., 4.000%, 06/15/15		320,000		310,538
Charter Communications Operating LLC, 8.000%, 04/30/12* [3]		245,000	[2]	250,512
Chartered Semiconductor Manufacturing, Ltd., 6.250%, 04/04/13		715,000		716,996
Chevron Phillips Chemical Co. LLC, 8.250%, 06/15/19 [3]		1,205,000		1,457,828
Coca-Cola HBC Finance, B.V., 5.125%, 09/17/13		265,000		283,136
Comcast Corp., 5.650%, 06/15/35		505,000		490,044
Comcast Corp., 6.450%, 03/15/37		320,000		339,964
Comcast Corp., 6.500%, 11/15/35		460,000		491,755
Continental Airlines, Inc., 5.983%, 04/19/22		85,000		80,325
Continental Airlines, Inc., Series B, 6.903%, 04/19/22		94,000	[2]	80,840
Corning, Inc., 6.850%, 03/01/29		600,000		613,912
Covidien International Finance, S.A., 6.000%, 10/15/17		295,000		327,808
CSX Corp., 6.000%, 10/01/36		570,000		589,809
Cummins Engine Co., Inc., 6.750%, 02/15/27		153,000		135,524
Cytec Industries, Inc., 6.000%, 10/01/15		80,000		78,368
D.R. Horton, Inc., 5.250%, 02/15/15		420,000		393,750
Darden Restaurants, Inc., 6.000%, 08/15/35		170,000		154,583
Delta Air Lines, Inc., 8.021%, 08/10/22		707,264		510,998
Desarrolladora Homex, S.A. de C.V., 7.500%, 09/28/15		245,000	[2]	241,938
DP World, Ltd., 6.850%, 07/02/37 [3]		1,420,000		1,256,050
Dun & Bradstreet Corp., The, 6.000%, 04/01/13		790,000		819,412
El Paso Corp., 6.950%, 06/01/28		165,000		138,081

Managers Fixed Income Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Industrials - 42.3% (continued)
Energy Transfer Partners, L.P., 6.125%, 02/15/17	$65,000		$67,762
Energy Transfer Partners, L.P., 6.625%, 10/15/36	145,000		150,981
Equifax, Inc., 7.000%, 07/01/37	228,000		224,674
Equitable Resources, Inc., 6.500%, 04/01/18	1,730,000		1,771,399
Express Scripts, Inc., 6.250%, 06/15/14	305,000		335,521
Express Scripts, Inc., 7.250%, 06/15/19	185,000		217,664
GATX Corp., 4.750%, 10/01/12	560,000		563,792
Georgia-Pacific Corp., 7.250%, 06/01/28	70,000		62,650
Hasbro, Inc., 6.600%, 07/15/28	165,000		157,394
HCA, Inc., 6.250%, 02/15/13	5,000		4,800
HCA, Inc., 6.375%, 01/15/15	5,000		4,475
HCA, Inc., 6.750%, 07/15/13	5,000		4,812
HCA, Inc., 7.050%, 12/01/27	750,000		572,566
HCA, Inc., 7.190%, 11/15/15	5,000		4,644
HCA, Inc., 7.500%, 12/15/23	5,000		4,061
HCA, Inc., 7.500%, 11/06/33	75,000		58,408
HCA, Inc., 7.690%, 06/15/25	315,000		257,372
HCA, Inc., 7.750%, 07/15/36	5,000		3,944
HCA, Inc., 8.360%, 04/15/24	40,000		32,750
HCA, Inc., 8.750%, 09/01/10	625,000		637,500
Home Depot, Inc., The, 5.875%, 12/16/36	1,035,000		1,007,509
Intel Corp., 2.950%, 12/15/35	25,000	[2]	22,438
Intel Corp., 3.250%, 08/01/39 [3]	1,035,000	[2]	1,111,331
International Paper Co., 7.500%, 08/15/21	2,000,000		2,123,328
International Paper Co., 7.950%, 06/15/18	625,000		678,548
Intuit, Inc., 5.750%, 03/15/17	210,000		219,940
J.C. Penney Co., Inc., 5.750%, 02/15/18	25,000	[2]	23,375
J.C. Penney Co., Inc., 6.375%, 10/15/36	580,000		481,400
J.C. Penney Co., Inc., 7.400%, 04/01/37	20,000	[2]	17,900
J.C. Penney Co., Inc., 7.625%, 03/01/97	25,000		20,125
Kinder Morgan Energy Partners, L.P., 5.950%, 02/15/18	2,335,000		2,446,709
KLA Instruments Corp., 6.900%, 05/01/18	1,135,000		1,188,296
Koninklijke Philips Electronics, N.V., 6.875%, 03/11/38	772,000		905,743
Kraft Foods, Inc., 6.500%, 11/01/31	310,000		323,565
Kroger Co., 7.000%, 05/01/18	460,000	[2]	527,108
Lennar Corp., 5.600%, 05/31/15	400,000		371,000
Lennar Corp., 6.500%, 04/15/16	280,000		264,600
Liberty Media Corp., 5.700%, 05/15/13	190,000		180,975
Lubrizol Corp., 6.500%, 10/01/34	880,000		921,937
Macy’s Retail Holdings, Inc., 6.790%, 07/15/27	80,000		58,719
Macy’s Retail Holdings, Inc., 6.900%, 04/01/29	30,000		23,816
Marks & Spencer Group PLC, 7.125%, 12/01/37 [3]	300,000		281,070
Masco Corp., 5.850%, 03/15/17	350,000		323,260
Medco Health Solutions, Inc., 7.125%, 03/15/18	1,260,000		1,430,011
Medco Health Solutions, Inc., 7.250%, 08/15/13	420,000		470,375
Missouri Pacific Railroad Co., 5.000%, 01/01/45 [13]	200,000		136,000
Motorola, Inc., 5.220%, 10/01/97	40,000		22,021
Motorola, Inc., 6.500%, 09/01/25	15,000		12,706
New England Telephone & Telegraph Co., 7.875%, 11/15/29	95,000		108,093
Motorola, Inc., 6.500%, 11/15/28	70,000		57,881

Managers Fixed Income Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Industrials - 42.3% (continued)
News America, Inc., 6.200%, 12/15/34	$350,000		$345,441
News America, Inc., 6.400%, 12/15/35	425,000		430,094
News America, Inc., 7.280%, 06/30/28	225,000		230,595
News America, Inc., 7.625%, 11/30/28	460,000		478,295
Nextel Communications, Inc., 5.950%, 03/15/14	710,000		631,900
Nextel Communications, Inc., 6.875%, 10/31/13	5,000		4,662
Nextel Communications, Inc., 7.375%, 08/01/15	20,000		18,050
NGPL Pipeline LLC, 7.768%, 12/15/37 [3]	940,000		1,144,683
Northwest Airlines, Inc., 8.028%, 11/01/17	446,872		312,811
Owens & Minor, Inc., 6.350%, 04/15/16 [13]	125,000		112,848
PPG Industries, Inc., 6.650%, 03/15/18	1,935,000		2,113,098
Pulte Homes, Inc., 6.000%, 02/15/35	1,265,000		961,400
Pulte Homes, Inc., 6.375%, 05/15/33	465,000		360,375
Pulte Homes, Inc., Senior Notes, 5.200%, 02/15/15	405,000		386,775
Qantas Airways, Ltd., 6.050%, 04/15/16 [3]	1,500,000		1,477,092
Questar Market Resources, Inc., 6.800%, 04/01/18	1,365,000		1,401,631
Qwest Corp., 6.875%, 09/15/33	20,000		16,300
Rowan Cos., Inc., 7.875%, 08/01/19	300,000		323,111
Safeway, Inc., 6.350%, 08/15/17	400,000	[2]	444,727
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 [3]	570,000		635,516
Simon Property Group, L.P., 5.750%, 12/01/15	85,000		87,059
Sprint Capital Corp., 6.875%, 11/15/28	30,000		25,200
Sprint Capital Corp., 6.900%, 05/01/19	15,000		13,500
Sprint Capital Corp., 8.750%, 03/15/32	5,000		4,750
Telecom Italia Capital S.p.A., 6.000%, 09/30/34	40,000		39,119
Telecom Italia Capital S.p.A., 6.375%, 11/15/33	105,000		107,620
Tele-Communications, Inc., 9.800%, 02/01/12	350,000		403,335
Telefonica Emisiones SAU, 5.877%, 07/15/19	265,000		288,467
Telefonica Emisiones SAU, 7.045%, 06/20/36	1,210,000	[2]	1,436,618
Texas Eastern Transmission, L.P., 7.000%, 07/15/32	255,000		294,271
TGT Pipeline LLC, 5.200%, 06/01/18	465,000		444,206
Time Warner Cable, Inc., 6.750%, 07/01/18	1,500,000		1,659,910
Time Warner, Inc., 6.625%, 05/15/29	270,000		277,808
Time Warner, Inc., 6.950%, 01/15/28	120,000		126,849
Time Warner, Inc., 7.625%, 04/15/31	80,000		89,909
Time Warner, Inc., 7.700%, 05/01/32	685,000		776,786
Toro Co., The, 6.625%, 05/01/37 [13]	365,000		291,761
V.F. Corp., 6.450%, 11/01/37	412,000		462,194
Verizon Global Funding Corp., 5.850%, 09/15/35	970,000		979,813
Verizon Maryland, Inc., 5.125%, 06/15/33	295,000		251,834
Verizon New England, Inc., 6.500%, 09/15/11	530,000		570,140
Verizon New York, Inc., Series B, 7.375%, 04/01/32	110,000		120,960
Viacom, Inc., 6.875%, 04/30/36	470,000		498,061
Western Union Co., 6.200%, 11/17/36	635,000		639,529
Weyerhaeuser Co., 6.875%, 12/15/33	645,000		538,774

Total Industrials			59,531,207

Utilities - 8.3%
Abu Dhabi National Energy Co., 7.250%, 08/01/18 [3]	1,040,000		1,117,681
Ameren Energy Generating Co., 7.000%, 04/15/18	1,200,000		1,216,540
Bruce Mansfield Unit 12, 6.850%, 06/01/34 [13]	319,348		321,364
CILCORP, Inc., 8.700%, 10/15/09	315,000		315,000

Managers Fixed Income Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Utilities - 8.3% (continued)
Cleveland Electric Illuminating Co., The, 5.950%, 12/15/36		$715,000		$693,946
Commonwealth Edison Co., 4.700%, 04/15/15		510,000		532,815
Empresa Nacional de Electricidad, 7.875%, 02/01/27		900,000		1,002,466
Illinois Power Co., 6.250%, 04/01/18		1,370,000		1,474,130
ITC Holdings Corp., 5.875%, 09/30/16 [3]		225,000		230,047
ITC Holdings Corp., 6.375%, 09/30/36 [3]		300,000		287,038
Korea Gas Corp., 6.000%, 07/15/14 [3]		300,000		316,885
Methanex Corp., 6.000%, 08/15/15		320,000		272,232
Nisource Finance Corp., 6.400%, 03/15/18		1,645,000		1,644,580
Nisource Finance Corp., 6.800%, 01/15/19		900,000		923,011
Southwestern Electric Power Co., 6.450%, 01/15/19		1,225,000		1,337,961

Total Utilities				11,685,696

Total Corporate Bonds (cost $90,780,326)				94,136,575

U.S. Government and Agency Obligations - 13.3%
Federal Home Loan Mortgage Corporation - 1.9%
FHLMC, 1.625%, 09/26/12		1,040,000	[2]	1,038,118
FHLMC, 2.125%, 09/21/12		1,560,000	[2]	1,581,019

Total Federal Home Loan Mortgage Corporation				2,619,137

Federal National Mortgage Association - 2.7%
FNMA, 1.375%, 04/28/11		2,080,000		2,098,949
FNMA, 1.750%, 08/10/12		1,040,000	[2]	1,045,465
FNMA, 1.875%, 04/20/12		650,000		659,195

Total Federal National Mortgage Association				3,803,609

United States Treasury Securities - 8.7%
U.S. Treasury Notes, 1.000%, 08/31/11		4,095,000	[2]	4,103,481
U.S. Treasury Notes, 3.125%, 05/15/19		6,000,000	[2]	5,905,782
U.S. Treasury Notes, 4.500%, 09/30/11		750,000	[2]	802,852
U.S. Treasury Notes, 4.750%, 05/15/14		835,000	[2]	931,026
U.S. Treasury Inflation Indexed Bonds, 2.000%, 01/15/14		512,838		531,748

Total United States Treasury Securities				12,274,889

Total U.S. Government and Agency Obligations (cost $18,333,961)				18,697,635

Foreign Government Obligations - 8.8%
Brazil, Republic of, 10.250%, 01/10/28	BRL	750,000		408,529
Canadian Government Bond, 2.000%, 09/01/12	CAD	5,600,000		5,245,165
Canadian Government, 3.750%, 06/01/12	CAD	135,000		132,709
Canadian Government, 5.250%, 06/01/12	CAD	390,000		397,642
Inter-American Development Bank, 6.000%, 12/15/17	NZD	3,500,000		2,532,833
International Bank for Reconstruction & Development, 9.500%, 05/27/10	ISK	3,300,000		26,951
International Bank for Reconstruction & Development, Series GDIF, 1.430%, 03/05/14	SGD	1,000,000		682,772
Mexican Bonos, Series M10, 7.250%, 12/15/16	MXN	6,850,000		494,781
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	3,500,000		254,805
Mexican Government, 9.000%, 12/20/12	MXN	5,950,000		470,507
New South Wales Treasury Corp., Series 12RG, 6.000%, 05/01/12	AUD	260,000		233,914
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/10	AUD	995,000		904,328
Queensland Treasury Corp., Series 11G, 6.000%, 06/14/11	AUD	665,000		599,771

Total Foreign Government Obligations (cost $12,117,834)				12,384,707

Managers Fixed Income Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Municipal Bonds - 1.4%
Buckeye Tobacco Settlement Financing Authority, Asset-A-2, 5.875%, 06/01/47 [13]	$250,000		$202,800
Chicago Illinois O’Hare International Airport Revenue Bond, Series A, 4.500%, 01/01/38 (FSA Insured)	15,000		14,880
Eufaula Alabama, Series C, 4.000%, 08/15/12 (AMBAC Insured)	255,000		255,102
Michigan Tobacco Settlement Financial Authority, Series A, 7.309%, 06/01/34 [13]	390,000		311,789
Omaha Nebraska Public Power District, Electric System Subordinated Revenue Bonds, Series AA, 4.500%, 02/01/34 (National Insured)	50,000		50,897
San Jose California Redevelopment Agency Tax Allocation, Series C, 3.750%, 08/01/28 (National Insured)	35,000		29,291
San Jose Redevelopment Agency, 3.750%, 08/01/28 (BHAC Insured)	15,000		13,318
State of California, 4.500%, 08/01/27 (AMBAC Insured)	45,000		43,813
State of California, 4.500%, 10/01/29	130,000		123,738
State of California, 4.500%, 08/01/30 (AMBAC Insured)	35,000		33,140
State of California, 4.500%, 08/01/30	30,000		28,406
State of California, Variable Purpose Bond, 3.250%, 12/01/27	25,000		20,365
State of California, Variable Purpose Bond, 4.500%, 12/01/33 (AMBAC Insured)	110,000		100,395
Virginia Tobacco Settlement Financing Corp., 6.706%, 06/01/46 [13]	1,055,000		753,555
Wisconsin Housing & Economic Development Authority, Revenue Bonds, Series E, 4.900%, 11/01/35	10,000		10,004

Total Municipal Bonds (cost $2,383,979)			1,991,493

Asset-Backed Securities - 2.7%
ARG Funding Corp., Series 2005-2A, Class A5, 2.639%, 05/20/11, (10/20/09) [3,7]	385,000		385,031
Capital One Auto Finance Trust, Series 2006-C A4, 0.273%, 05/15/13, (10/15/09) [7]	735,000		721,258
Centex Home Equity Loan, Series 2004-A, Class AF6, 4.270%, 01/25/34 [10]	258,319		217,512
Chase Issuance Trust, Series 2007-B1, Class B1, 0.493%, 04/15/19, (10/15/09) [7]	845,000		725,984
Chase Issuance Trust, Series 2005-C1, Class C1, 0.613%, 11/15/12, (10/15/09) [7]	56,000		55,445
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 06/20/14	780,000		807,758
Community Program Loan Trust, Series 87-A, Class A4, 4.500%, 10/01/18	13,408		13,473
Countrywide Home Loans, Series 2002-S1, Class A5, 5.960%, 11/25/16	201,342		145,858
MBNA Credit Card Master Note Trust, Series 2005-B2, Class B, 0.423%, 12/17/12, (10/15/09) [7]	535,000		527,961
Merrill Auto Trust Securitization, Series 2008-1, Class B, 6.750%, 04/15/15	200,000		184,952

Total Asset-Backed Securities (cost $3,701,934)			3,785,232

Mortgage-Backed Securities - 0.9%
Credit Suisse Mortgage Capital, Series 2007-C5, Class A4, 5.696%, 09/15/40 [10]	300,000		237,265
CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1, 5.000%, 08/25/20	291,159		250,344
JP Morgan Chase Commercial Mortgate Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 01/15/49	110,000		93,007
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 6.006%, 06/15/49 [10]	220,000		192,870
LB-UBS Commercial Mortgage Trust, Series 2001-C3, Class A2, 6.365%, 12/15/28	320,000		335,737
Morgan Stanley Dean Witter Capital Inc., Series 2001-PPM, Class A2, 6.400%, 02/15/31	131,342		136,659

Total Mortgage-Backed Securities (cost $1,088,643)			1,245,882

	Shares
Preferred Stocks - 0.5%
CIT Group, Inc., Series A, 6.350%	2,428	[2]	6,191
FHLMC, Series F, 5.000%*	750		1,988
FHLMC, Series K, 5.790%*	2,250		6,975
FHLMC, Series O, 5.810%*	750		2,048
FHLMC, Series P, 6.000%*	1,000		2,950
FHLMC, Series R, 5.700%*	1,200		3,084
FHLMC, Series T, 6.420%*	700		2,100
FHLMC, Series U, 5.900%*	1,700		2,890
FHLMC, Series V, 5.570%*	11,750		19,857
FHLMC, Series W, 5.660%*	3,450		6,210
FHLMC, Series Y, 6.550%*	3,300		6,006
FHLMC, Series Z, 8.375%* [10]	29,524		53,438
FNMA, Series H, 5.810%*	450		1,256
FNMA, Series I, 5.375%*	1,050		2,982

Managers Fixed Income Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Preferred Stocks - 0.5% (continued)
FNMA, Series L, 5.125%*	550	$1,463
FNMA, Series M, 4.750%*	1,500	3,984
FNMA, Series Q, 6.750%*	700	1,099
FNMA, Series S, 8.250%* [10]	52,775	84,968
Newell Financial Trust I, 5.250%	13,455	479,334

Total Preferred Stocks (cost $2,903,505)		688,823

Short-Term Investments - 14.4%[4]
BNY Institutional Cash Reserves Fund, Series A, 0.07%[8]	14,034,021	14,034,021
BNY Institutional Cash Reserves Fund, Series B* [8,15]	247,572	41,468
Dreyfus Cash Management Fund, Institutional Class Shares, 0.22%	2,295,344	2,295,344
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.32%	4,020,101	4,020,101

Total Short-Term Investments (cost $20,597,038)		20,390,934

Total Investments - 108.9% (cost $151,907,220)		153,321,281

Other Assets, less Liabilities - (8.9)%		(12,561,355)

Net Assets - 100.0%		$140,759,926

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in this report.

At September 30, 2009, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Managers AMG Chicago Equity Partners Mid–Cap Fund	$40,570,174	$4,881,922	($1,753,213)	$3,128,709
Managers AMG Chicago Equity Partners Balanced Fund	24,844,916	2,607,621	(410,577)	2,197,044
Managers High Yield Fund	45,062,252	2,785,174	(2,648,651)	136,523
Managers Fixed Income Fund	152,014,850	7,419,645	(6,113,214)	1,306,431
Managers Short Duration Government Fund	283,360,604	4,526,505	(4,797,179)	(270,674)
Managers Intermediate Duration Government Fund	212,980,277	7,350,006	(5,042,034)	2,307,972

*	Non-income producing security
#	Rounds to less than 0.1%
[1]

Mortgage-backed obligations and other assets are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. The interest rate shown is the rate in effect at September 30, 2009.

[2]	Some or all of these securities were out on loan to various brokers as of September 30, 2009, amounting to:

Fund	Market Value	% of Net Assets
Managers AMG Chicago Equity Partners Mid–Cap Fund	$8,502,225	24.4%
Managers AMG Chicago Equity Partners Balanced Fund	3,593,349	15.3%
Managers High Yield Fund	8,137,527	21.8%
Managers Fixed Income Fund	13,877,729	9.6%

[3]

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2009, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Managers High Yield Fund	$6,512,026	17.4%
Managers Fixed Income Fund	14,587,539	10.4%
Managers Short Duration Government Fund	148,668	0.1%
Managers Intermediate Duration Government Fund	826,894	0.5%

[4]	Yield shown for an investment company represents the September 30, 2009, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[5]	Indicates yield to maturity at September 30, 2009.
[6]	Security pledged to cover margin requirements for open futures positions at September 30, 2009.
[7]	Floating Rate Security. The rate listed is as of September 30, 2009. Date in parenthesis represents the security’s next coupon rate reset.
[8]	Collateral received from brokers for securities lending was invested in this short-term investment.
[9]	All or part of security has been segregated for delayed delivery transactions.
[10]	Variable Rate Security. The rate listed is as of September 30, 2009 and is periodically reset subject to terms and conditions set forth in the debenture.
[11]	Step Bond. A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[12]	Payment-in-kind security. A type of high yield debt instrument whose issuer has the option of making interest payments either in cash or in additional debt securities.
[13]

Illiquid Security. A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a current sale. The Funds may not invest more than 15% of their net assets in illiquid securities. All securities are valued by an independent pricing agent.

Notes to Schedules of Portfolio Investments (unaudited)—(Continued)

Fund	Market Value	% of Net Assets
Managers Fixed Income	$3,007,579	2.1%

[14]	Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.
[15]

On September 12, 2008, The Bank of New York Mellon (“BNYM”) established a separate sleeve of the BNY Institutional Cash Reserves Fund (“ICRF”) (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily.

Securities Transacted on a When Issued Basis

Each Fund may enter into TBA purchase commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities. Each contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at September 30, 2009 were as follows:

Fund	Principal/ Share Amount	Security	Current Liability
Managers Short Duration Government Fund	$1,000,000	FNMA, 5.000%, TBA	$1,048,438

Fund	Principal/ Share Amount	Security	Current Liability
Managers Intermediate Duration Government Fund	$8,000,000	FNCL, 5.500%, TBA	$8,367,504
	1,000,000	GNSF, 5.000%, TBA	1,034,688

Totals			$9,402,192

Fair Value Measurements

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is as signed a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Notes to Schedules of Portfolio Investments (unaudited)—(Continued)

	Level 1	Level 2	Level 3	Total
Mid Cap
Investments in Securities
Common Stocks [1]	$34,439,442	—	—	$34,439,442
Short-Term Investments	9,232,688	$26,753	—	9,259,441

Total Investments in Securities	43,672,130	26,753	—	43,698,883
Other Financial Instruments [2]	—	—	—	—

Totals	$43,672,130	$26,753	—	$43,698,883

Balanced
Investments in Securities
Common Stocks [1]	$14,427,951	—	—	$14,427,951
Fixed Income Securities [3]	—	$8,783,393	—	8,783,393
Short-Term Investments	3,825,860	4,756	—	3,830,616

Total Investments in Securities	18,253,811	8,788,149	—	27,041,960
Other Financial Instruments [2]	—	—	—	—

Totals	$18,253,811	$8,788,149	—	$27,041,960

High Yield
Investments in Securities
Common Stocks [1]	$299,635	—	—	$299,635
Fixed Income Securities [3]	—	$35,106,108	—	35,106,108
Warrants	—	—	$4,575	4,575
Short-Term Investments	9,773,759	14,698	—	9,788,457

Total Investments in Securities	10,073,394	35,120,806	4,575	45,198,775
Other Financial Instruments [2]	—	—	—	—

Totals	$10,073,394	$35,120,806	$4,575	$45,198,775

Fixed Income
Investments in Securities
Fixed Income Securities [3]	—	$132,241,524	—	$132,241,524
Preferred Stocks	$688,823	—	—	688,823
Short-Term Investments	20,349,466	41,468	—	20,390,934

Total Investments in Securities	21,038,289	132,282,992	—	153,321,281
Other Financial Instruments [2]	—	—	—	—

Totals	$21,038,289	$132,282,992	—	$153,321,281

Short Duration
Investments in Securities
Mortgage Backed Obligations	—	$244,843,308	—	$244,843,308
U.S. Government Obligations	—	1,569,577	—	1,569,577
Asset-Backed Securities	—	1,644,943	—	1,644,943
Short-Term Investments	$35,029,505	2,597	—	35,032,102

Total Investments in Securities	35,029,505	248,060,425	—	26,569,675
Other Financial Instruments [2]	—	—	—	—

Totals	$35,029,505	$248,060,425	—	$283,089,930

Intermediate Duration
Investments in Securities
Mortgage Backed Obligations	—	$196,060,536	—	$196,060,536
U.S. Government Obligations	—	1,011,958	—	1,011,958
Short-Term Investments	$18,213,435	2,320	—	18,215,755

Total Investments in Securities	18,213,435	197,074,814	—	215,288,249
Other Financial Instruments [2]	—	—	—	—

Totals	$18,213,435	$197,074,814	—	$215,288,249

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

Notes to Schedules of Portfolio Investments (unaudited)—(Continued)

[2]

Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

[3]

All fixed income securities held in the Fund are Level 2 securities. For a detailed break-out of fixed income securities by major industry classification, please refer to the Schedule of Portfolio Investments.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Futures Contracts (Short & Intermediate Duration Funds)

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. The Funds had the following open futures contracts as of September 30, 2009:

Short Duration

The market value of assets pledged to cover margin requirements for the open futures positions at September 30, 2009 amounted to $749,528.

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
2-Year U.S. Treasury Note	104	Long	December 2009	$122,740
5-Year U.S. Treasury Note	8	Short	December 2009	(13,082)
10-Year U.S. Treasury Note	20	Short	December 2009	(37,862)
U.S. Treasury Long Bond	29	Long	December 2009	65,178
5-Year Interest Rate Swap	47	Long	December 2009	17,585
10-Year Interest Rate Swap	68	Short	December 2009	(46,451)
3-Month Eurodollar	166	Short	March 2010 – December 2012	(884,611)
3-Month Eurodollar (IMM)	23	Short	March 2008 – December 2009	(116,370)
3-Month Eurodollar	21	Long	December 2010 – September 2011	140,523
3-Month Eurodollar (IMM)	1	Long	March 2008	909

Total				($751,441)

Notes to Schedules of Portfolio Investments (unaudited)—(Continued)

Intermediate Duration

The market value of assets pledged to cover margin requirements for the open futures positions at September 30, 2009 amounted to $277,936.

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/ (Loss)
2-Year U.S. Treasury Note	7	Short	December 2009	($8,002)
5-Year U.S. Treasury Note	44	Short	December 2009	(71,954)
10-Year U.S. Treasury Note	30	Short	December 2009	(57,098)
5-Year Interest Rate Swap	21	Short	December 2009	(8,006)
10-Year Interest Rate Swap	6	Long	September 2009	3,688
U.S. Treasury Long Bond	3	Long	December 2009	6,532
3-Month Eurodollar	30	Long	March 2010 – September 2012	242,838
3-Month Eurodollar (IMM)	5	Long	December 2009	57,023
3-Month Eurodollar	8	Short	June 2010	(74,784)

Total				$90,237

Investments Abbreviations:

AMBAC:	American Municipal Bond Assurance Corp.
BHAC:	Berkshire Hathaway Assurance Corp.
FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Association
FSA:	FSA Capital, Inc.
GMAC:	General Motors Acceptance Corp.
GNMA:	Government National Mortgage Association
GSR:	Goldman Sachs REMIC
IMM:	International Monetary Market
MBIA:	Municipal Bond Investor Assurance Corp.
IO:	Interest Only
PO:	Principal Only
USTN:	United States Treasury Note

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies of par values other than the U.S. dollar (USD):

AUD:	Australian Dollar
BRL:	Brazilian Real
CAD:	Canadian Dollar
ISK:	Iceland Krona
NZD:	New Zealand Dollar
MXN:	Mexican Peso

Security Ratings (unaudited):

The composition of debt holdings as a percentage of portfolio assets is as follows:

S&P/Moody’s Ratings	Gov’t/AAA	AA	A	B	BBB	BB	Below BB	Not Rated
Short Duration	99.8%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.2%
Intermediate Duration	100.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
High Yield	0.0%	0.0%	0.0%	38.0%	4.2%	34.0%	20.0%	3.8%
Fixed Income	17.5%	3.6%	24.8%	0.0%	45.1%	6.8%	2.2%	0.1%

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST II

By:	/s/ JOHN H. STREUR
John H. Streur, President

Date: November 13, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN H. STREUR
John H. Streur, President

Date: November 13, 2009

By:	/s/ DONALD S. RUMERY
Donald S. Rumery, Chief Financial Officer

Date: November 13, 2009